AB Global High Income Fund

Portfolio of Investments

June 30, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 61.0%
Industrial – 52.6%
Basic – 3.9%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)(b)	U.S.$	140	$ 138,866
Alumina Pty Ltd. 6.125%, 03/15/2030(b)		450	455,348
6.375%, 09/15/2032(b)		1,153	1,171,614
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(b)(c)		2,675	1,222,558
11.175% (10.425% Cash or 11.175% PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(a)(b)(c)		2,936	2,672,820
Capstone Copper Corp. 6.75%, 03/31/2033(b)		405	414,747
Cascades Inc/Cascades USA, Inc. 6.75%, 07/15/2030(b)		454	456,229
Champion Iron Canada, Inc. 7.875%, 07/15/2032(b)		534	540,949
Cleveland-Cliffs, Inc. 7.50%, 09/15/2031(b)		1,482	1,429,432
Clydesdale Acquisition Holdings, Inc. 6.875%, 01/15/2030(b)		85	87,185
Compass Minerals International, Inc. 8.00%, 07/01/2030(b)		683	706,206
Constellium SE 3.125%, 07/15/2029(b)	EUR	869	985,694
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 09/30/2026	U.S.$	207	205,577
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(b)		360	359,958
Domtar Corp. 6.75%, 10/01/2028(b)		423	382,783
Element Solutions, Inc. 3.875%, 09/01/2028(b)		2,215	2,142,789
FMG Resources August 2006 Pty Ltd. 4.375%, 04/01/2031(b)		2,089	1,946,245
4.50%, 09/15/2027(b)		190	186,641
5.875%, 04/15/2030(b)		86	86,893
6.125%, 04/15/2032(b)		2,651	2,689,860
Graham Packaging Co., Inc. 7.125%, 08/15/2028(b)		688	684,801
Graphic Packaging International LLC 3.50%, 03/15/2028(b)		845	808,861
3.75%, 02/01/2030(b)		1,661	1,556,569
6.375%, 07/15/2032(b)		1,662	1,696,803
INEOS Finance PLC 6.375%, 04/15/2029(b)	EUR	1,160	1,382,616
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(b)		1,557	1,825,951
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(b)		104	118,546
Ingevity Corp. 3.875%, 11/01/2028(b)	U.S.$	495	471,690
LABL, Inc. 5.875%, 11/01/2028(b)		547	478,604
Magnera Corp. 7.25%, 11/15/2031(b)		430	405,352
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(d)(e)(f)(g)(h)		2,857	0
Mineral Resources Ltd. 8.125%, 05/01/2027(b)		158	157,696
8.50%, 05/01/2030(b)		394	390,713
New Gold, Inc. 6.875%, 04/01/2032(b)		878	904,633
Novelis Corp. 6.875%, 01/30/2030(b)		267	276,072

	Principal Amount (000)		U.S. $ Value

Reno de Medici SpA 6.975% (EURIBOR 3 Month + 5.00%), 04/15/2029(b)(i)	EUR	960	$ 923,293
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(b)	U.S.$	143	138,473
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(b)		1,039	1,032,277
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(b)		543	550,518
SNF Group SACA 3.125%, 03/15/2027(b)		655	635,110
3.375%, 03/15/2030(b)		1,151	1,061,043
4.50%, 03/15/2032(b)	EUR	720	869,957
SunCoke Energy, Inc. 4.875%, 06/30/2029(b)	U.S.$	414	385,608
Toucan FinCo Ltd./Toucan FinCo Can., Inc./Toucan FinCo US LLC 8.25%, 05/15/2030(b)	EUR	489	574,390
9.50%, 05/15/2030(b)	U.S.$	953	970,840
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(b)		1,073	737,077
WR Grace Holdings LLC 4.875%, 06/15/2027(b)		1,400	1,389,241

			38,709,128

Capital Goods – 4.5%
Amsted Industries, Inc. 6.375%, 03/15/2033(b)		206	209,284
Arcosa, Inc. 6.875%, 08/15/2032(b)		1,237	1,282,065
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(b)(c)	EUR	3,177	138,797
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00%, 06/15/2027(e)	U.S.$	1,156	1,157,896
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(b)		555	521,110
Artera Services LLC 8.50%, 02/15/2031(b)		392	325,762
Axon Enterprise, Inc. 6.125%, 03/15/2030(b)		1,931	1,986,523
6.25%, 03/15/2033(b)		1,471	1,519,597
Bombardier, Inc. 6.00%, 02/15/2028(b)		206	207,031
7.25%, 07/01/2031(b)		862	904,291
7.45%, 05/01/2034(b)		755	820,059
7.875%, 04/15/2027(b)		111	111,608
8.75%, 11/15/2030(b)		1,295	1,402,715
Brand Industrial Services, Inc. 10.375%, 08/01/2030(b)		436	401,942
Calderys Financing LLC 11.25%, 06/01/2028(b)		1,689	1,792,665
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(b)		446	411,347
Clean Harbors, Inc. 4.875%, 07/15/2027(b)		25	24,850
Crown Americas LLC 5.25%, 04/01/2030		1,036	1,051,635
Efesto Bidco S.p.A Efesto US LLC Series XR 7.50%, 02/15/2032(b)		2,133	2,165,673
GFL Environmental, Inc. 4.375%, 08/15/2029(b)		207	201,005
Goat Holdco LLC 6.75%, 02/01/2032(b)		647	658,677
Griffon Corp. 5.75%, 03/01/2028		683	682,304

	Principal Amount (000)		U.S. $ Value

LSB Industries, Inc. 6.25%, 10/15/2028(a)(b)	U.S.$	1,348	$ 1,337,647
Luna 2 5SARL 5.50%, 07/01/2032(b)	EUR	249	298,860
Madison IAQ LLC 5.875%, 06/30/2029(b)	U.S.$	1,113	1,093,687
Maxam Prill SARL 7.75%, 07/15/2030(b)		1,688	1,688,841
Maxim Crane Works Holdings Capital LLC 11.50%, 09/01/2028(b)		377	397,952
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(b)		361	370,263
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(b)		1,879	1,787,690
Moog, Inc. 4.25%, 12/15/2027(b)		392	382,718
Mueller Water Products, Inc. 4.00%, 06/15/2029(b)		435	418,504
Paprec Holding SA 7.25%, 11/17/2029(b)	EUR	569	703,996
TK Elevator Midco GmbH 4.375%, 07/15/2027(b)		585	688,875
TransDigm, Inc. 4.625%, 01/15/2029	U.S.$	290	284,477
4.875%, 05/01/2029		1,954	1,918,143
6.00%, 01/15/2033(b)		3,691	3,711,695
6.375%, 03/01/2029(b)		404	415,436
6.375%, 05/31/2033(b)		452	454,115
6.75%, 08/15/2028(b)		2,957	3,020,084
6.875%, 12/15/2030(b)		1,667	1,729,650
Trinity Industries, Inc. 7.75%, 07/15/2028(b)		1,388	1,445,760
Triumph Group, Inc. 9.00%, 03/15/2028(b)		2,554	2,668,968
Trivium Packaging Finance BV 8.25%, 07/15/2030(b)		207	218,770
Waste Pro USA, Inc. 7.00%, 02/01/2033(b)		555	577,217
WESCO Distribution, Inc. 6.375%, 03/15/2029(b)		371	381,990
6.375%, 03/15/2033(b)		441	455,702

			44,427,876

Communications - Media – 7.9%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(b)		60	46,774
AMC Networks, Inc. 4.25%, 02/15/2029		1,084	867,439
10.25%, 01/15/2029(b)		2,108	2,186,396
Arches Buyer, Inc. 6.125%, 12/01/2028(b)		482	443,586
Banijay Entertainment SAS 8.125%, 05/01/2029(b)		805	833,892
Cable One, Inc. 4.00%, 11/15/2030(b)		470	370,157
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(b)		2,762	2,577,417
4.50%, 08/15/2030(b)		4,665	4,446,268
4.50%, 05/01/2032		950	884,134
4.50%, 06/01/2033(b)		3,214	2,938,448
4.75%, 02/01/2032(b)		7,063	6,695,243
6.375%, 09/01/2029(b)		1,760	1,795,728
CSC Holdings LLC 4.625%, 12/01/2030(b)		1,142	531,141
5.375%, 02/01/2028(b)		1,928	1,765,550
5.50%, 04/15/2027(b)		1,803	1,721,092
5.75%, 01/15/2030(b)		5,461	2,703,180
7.50%, 04/01/2028(b)		823	614,862
11.25%, 05/15/2028(b)		824	820,025

	Principal Amount (000)		U.S. $ Value

11.75%, 01/31/2029(b)	U.S.$	581	$ 550,807
Deluxe Corp. 8.125%, 09/15/2029(b)		177	182,781
DISH DBS Corp. 5.125%, 06/01/2029		3,772	2,513,829
5.25%, 12/01/2026(b)		3,571	3,241,560
5.75%, 12/01/2028(b)		2,596	2,249,446
DISH Network Corp. 11.75%, 11/15/2027(b)		69	71,042
Gray Media, Inc. 5.375%, 11/15/2031(b)		671	501,466
7.00%, 05/15/2027(b)		995	995,246
iHeartCommunications, Inc. 7.75%, 08/15/2030(b)		39	30,324
9.125%, 05/01/2029(b)(j)		1,535	1,265,264
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(b)		3,059	1,817,521
6.75%, 10/15/2027(b)		1,366	918,027
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(b)		692	694,599
Millennium Escrow Corp. 6.625%, 08/01/2026(b)		4,413	3,627,669
Neptune Bidco US, Inc. 9.29%, 04/15/2029(b)		545	530,716
Nexstar Media, Inc. 4.75%, 11/01/2028(b)		900	876,610
Paramount Global 6.25%, 02/28/2057		330	310,643
6.375%, 03/30/2062		1,344	1,316,818
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(e)		1,331	1,140,519
Sinclair Television Group, Inc. 5.50%, 03/01/2030(b)		320	259,402
8.125%, 02/15/2033(b)		1,049	1,062,494
Sirius XM Radio LLC 4.00%, 07/15/2028(b)		2,884	2,769,714
Snap, Inc. 6.875%, 03/01/2033(b)		1,521	1,559,873
Summer BC Holdco B SARL 5.875%, 02/15/2030(b)	EUR	199	232,388
TEGNA, Inc. 4.625%, 03/15/2028	U.S.$	770	748,679
5.00%, 09/15/2029		333	318,044
Univision Communications, Inc. 6.625%, 06/01/2027(b)		1,593	1,589,139
7.375%, 06/30/2030(b)		1,186	1,165,097
8.00%, 08/15/2028(b)		1,261	1,279,719
8.50%, 07/31/2031(b)		1,244	1,245,566
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(b)		508	473,357
VZ Secured Financing BV 5.00%, 01/15/2032(b)		1,438	1,273,180
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)	EUR	149	159,362
Warnermedia Holdings, Inc. 4.28%, 03/15/2032	U.S.$	4,567	3,851,885
5.05%, 03/15/2042		2,443	1,641,660
5.14%, 03/15/2052		460	283,756
Ziggo Bond Co. BV 5.125%, 02/28/2030(b)		2,639	2,295,170

			77,284,704

Communications - Telecommunications – 4.2%
Altice Financing SA 5.00%, 01/15/2028(b)		516	388,459
5.75%, 08/15/2029(b)		1,561	1,143,432
Altice France Holding SA 4.00%, 02/15/2028(b)(h)(k)	EUR	332	137,328
6.00%, 02/15/2028(b)(h)(k)	U.S.$	359	127,969
10.50%, 05/15/2027(e)(h)(k)		2,710	941,241

	Principal Amount (000)		U.S. $ Value

Altice France SA 3.375%, 01/15/2028(e)	EUR	885	$ 864,703
5.125%, 01/15/2029(e)	U.S.$	391	328,812
5.125%, 07/15/2029(e)		6,037	4,984,753
5.50%, 01/15/2028(e)		1,656	1,393,994
5.50%, 10/15/2029(e)		1,826	1,512,819
8.125%, 02/01/2027(e)		1,393	1,253,805
British Telecommunications PLC 4.25%, 11/23/2081(b)		412	403,501
Connect Finco SARL/Connect US Finco LLC 9.00%, 09/15/2029(b)		312	313,026
EchoStar Corp. 6.75% (6.75% Cash or 6.75% PIK), 11/30/2030(a)(c)		2,791	2,552,893
10.75%, 11/30/2029		2,061	2,118,486
Fibercop SpA 7.20%, 07/18/2036(b)		259	252,823
7.72%, 06/04/2038(b)		1,055	1,048,409
Frontier Communications Holdings LLC 6.75%, 05/01/2029(b)		300	303,991
GCI LLC 4.75%, 10/15/2028(b)		405	391,683
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		1,014	907,101
Level 3 Financing, Inc. 4.875%, 06/15/2029(b)		936	874,246
6.875%, 06/30/2033(b)(d)		686	697,971
10.75%, 12/15/2030(b)		2,111	2,393,122
11.00%, 11/15/2029(b)		1,591	1,831,201
Lorca Telecom Bondco SA 4.00%, 09/18/2027(b)	EUR	852	1,003,591
Rogers Communications, Inc. 5.25%, 03/15/2082(b)	U.S.$	565	559,505
Telecom Italia Capital SA 7.72%, 06/04/2038		509	546,636
United Group BV 3.625%, 02/15/2028(b)	EUR	237	272,628
4.625%, 08/15/2028(b)		481	561,825
6.39% (EURIBOR 3 Month + 4.25%), 02/01/2029(b)(i)		539	632,003
6.75%, 02/15/2031(b)		616	742,331
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(b)	U.S.$	980	894,291
4.75%, 07/15/2031(b)		3,639	3,365,554
7.75%, 04/15/2032(b)		2,512	2,603,934
Vodafone Group PLC 3.25%, 06/04/2081		624	615,514
7.00%, 04/04/2079		33	34,400
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/01/2031(b)		1,648	1,726,016
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(b)		464	435,140

			41,159,136

Consumer Cyclical - Automotive – 2.0%
Adient Global Holdings Ltd. 7.50%, 02/15/2033(b)		495	506,472
Allison Transmission, Inc. 3.75%, 01/30/2031(b)		845	774,957
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(b)		2,125	1,985,560
Clarios Global LP/Clarios US Finance Co. 4.75%, 06/15/2031(b)	EUR	711	840,882
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(d)(e)(f)(g)(h)(l)	U.S.$	2,940	0
Exide Technologies (First Lien) 11.00%, 10/31/2024(d)(e)(f)(g)(h)(l)		1,207	0
Forvia SE 8.00%, 06/15/2030(b)		451	460,051

	Principal Amount (000)		U.S. $ Value

Goodyear Tire & Rubber Co. (The) 6.625%, 07/15/2030	U.S.$	1,916	$ 1,955,157
IHO Verwaltungs GmbH 6.375% (6.375% Cash or 7.125% PIK), 05/15/2029(b)(c)		200	200,180
6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(b)(c)	EUR	511	627,747
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(b)(c)	U.S.$	695	709,149
8.00% (8.00% Cash or 8.75% PIK), 11/15/2032(b)(c)		310	316,453
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(b)(c)	EUR	306	377,116
Nissan Motor Acceptance Co. LLC 2.45%, 09/15/2028(b)	U.S.$	575	509,393
2.75%, 03/09/2028(b)		1,112	1,014,035
5.30%, 09/13/2027(b)		434	426,068
7.05%, 09/15/2028(b)		5	5,087
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(b)		233	212,551
PM General Purchaser LLC 9.50%, 10/01/2028(b)(j)		2,748	1,915,756
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10.00%, 01/15/2031(b)		683	670,887
Tenneco, Inc. 8.00%, 11/17/2028(b)		2,795	2,763,773
Titan International, Inc. 7.00%, 04/30/2028		1,422	1,424,708
ZF Finance GmbH Series E 2.00%, 05/06/2027(b)	EUR	200	223,142
2.75%, 05/25/2027(b)		900	1,012,109
ZF North America Capital, Inc. 6.75%, 04/23/2030(b)	U.S.$	537	517,093
7.125%, 04/14/2030(b)		504	492,602

			19,940,928

Consumer Cyclical - Entertainment – 0.4%
Carnival Corp. 5.75%, 03/01/2027(b)		433	436,490
Lindblad Expeditions LLC 6.75%, 02/15/2027(b)		365	367,476
Live Nation Entertainment, Inc. 3.75%, 01/15/2028(b)		37	35,934
4.75%, 10/15/2027(b)		468	462,835
6.50%, 05/15/2027(b)		38	38,574
Motion Finco SARL 7.375%, 06/15/2030(b)	EUR	531	586,982
8.375%, 02/15/2032(b)	U.S.$	268	244,607
Six Flags Entertainment Corp./Canada’s
Wonderland Co./Magnum Management Corp. 5.25%, 07/15/2029		85	83,253
VOC Escrow Ltd. 5.00%, 02/15/2028(b)		1,749	1,739,664

			3,995,815

Consumer Cyclical - Other – 3.7%
Affinity Interactive 6.875%, 12/15/2027(b)		454	278,245
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028(b)		303	321,653
Brookfield Residential Properties, Inc./Brookfield
Residential US LLC 4.875%, 02/15/2030(b)		1,154	1,037,730
6.25%, 09/15/2027(b)		405	403,542
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 02/01/2032(b)		265	262,659
Builders FirstSource, Inc. 4.25%, 02/01/2032(b)		650	601,929

	Principal Amount (000)		U.S. $ Value

6.375%, 03/01/2034(b)	U.S.$	1,047	$ 1,066,590
6.75%, 05/15/2035(b)		1,964	2,022,296
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(b)		449	368,206
Century Communities, Inc. 6.75%, 06/01/2027		25	25,062
Churchill Downs, Inc. 4.75%, 01/15/2028(b)		491	484,712
5.75%, 04/01/2030(b)		540	541,880
Cirsa Finance International SARL 6.50%, 03/15/2029(b)	EUR	559	689,295
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(b)	U.S.$	1,178	1,154,852
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(b)		1,538	1,392,434
3.75%, 05/01/2029(b)		885	846,985
4.00%, 05/01/2031(b)		448	421,156
5.875%, 04/01/2029(b)		1,286	1,313,550
6.125%, 04/01/2032(b)		738	755,707
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(b)		465	428,436
5.00%, 06/01/2029(b)		2,203	2,117,909
6.625%, 01/15/2032(b)		595	604,526
LGI Homes, Inc. 7.00%, 11/15/2032(b)		703	669,269
Lottomatica Group SpA 4.875%, 01/31/2031(b)	EUR	493	595,539
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(b)	U.S.$	526	505,215
Masterbrand, Inc. 7.00%, 07/15/2032(b)		1,047	1,069,869
Mattamy Group Corp. 4.625%, 03/01/2030(b)		55	52,868
MGM Resorts International 4.625%, 09/01/2026		5	4,989
Miller Homes Group Finco PLC 6.53% (EURIBOR 3 Month + 4.25%), 10/15/2030(b)(i)	EUR	306	365,407
7.00%, 05/15/2029(b)	GBP	679	934,188
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 04/15/2030(b)	U.S.$	760	784,195
11.875%, 04/15/2031(b)		1,083	1,134,232
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(b)		527	300,493
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.625%, 02/01/2033(b)		1,032	1,034,125
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029		911	889,552
Standard Building Solutions, Inc. 6.50%, 08/15/2032(b)		312	319,403
Standard Industries, Inc./NY 4.375%, 07/15/2030(b)		764	723,096
4.75%, 01/15/2028(b)		580	573,902
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(b)		92	91,471
5.75%, 01/15/2028(b)		582	589,880
5.875%, 06/15/2027(b)		87	88,391
Thor Industries, Inc. 4.00%, 10/15/2029(b)		1,179	1,108,782
Travel & Leisure Co. 4.50%, 12/01/2029(b)		1,396	1,343,961
4.625%, 03/01/2030(b)		2,415	2,314,088
6.00%, 04/01/2027(a)		725	731,463
6.625%, 07/31/2026(b)		473	477,850
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(b)		544	532,293

	Principal Amount (000)		U.S. $ Value

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(b)	U.S.$	781	$ 781,507
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(b)		739	733,226

			35,888,608

Consumer Cyclical - Restaurants – 0.6%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(b)		90	85,766
3.875%, 01/15/2028(b)		2,344	2,282,489
4.00%, 10/15/2030(b)		630	587,507
4.375%, 01/15/2028(b)		963	945,023
6.125%, 06/15/2029(b)		2,000	2,054,755
Yum! Brands, Inc. 3.625%, 03/15/2031		174	160,890

			6,116,430

Consumer Cyclical - Retailers – 3.8%
Arko Corp. 5.125%, 11/15/2029(b)		1,035	873,079
Asbury Automotive Group, Inc. 4.50%, 03/01/2028		541	534,925
4.625%, 11/15/2029(b)		1,273	1,229,163
5.00%, 02/15/2032(b)		827	787,674
Bath & Body Works, Inc. 5.25%, 02/01/2028		845	849,177
6.75%, 07/01/2036		542	551,749
6.875%, 11/01/2035		519	539,141
7.60%, 07/15/2037		261	266,222
Beach Acquisition Bidco LLC 5.25%, 07/15/2032(b)	EUR	757	898,646
Carvana Co. 5.50%, 04/15/2027(b)	U.S.$	415	405,011
9.00% (9.00% Cash or 12.00% PIK), 12/01/2028(a)(b)(c)		588	603,743
9.00% (11.00% Cash or 13.00% PIK), 06/01/2030(a)(b)(c)		2,001	2,104,801
9.00%, 06/01/2031(a)(b)(c)		1,123	1,329,155
Champ Acquisition Corp. 8.375%, 12/01/2031(b)		344	366,794
Cougar JV Subsidiary LLC 8.00%, 05/15/2032(b)		2,172	2,316,087
CT Investment GmbH 6.375%, 04/15/2030(b)	EUR	516	626,464
FirstCash, Inc. 5.625%, 01/01/2030(b)	U.S.$	259	258,483
Gap, Inc. (The) 3.625%, 10/01/2029(b)		298	276,735
3.875%, 10/01/2031(b)		136	121,796
Global Auto Holdings Ltd/AAG FH UK Ltd. 8.375%, 01/15/2029(b)		2,245	2,062,509
8.75%, 01/15/2032(b)		1,125	944,003
11.50%, 08/15/2029(b)		358	351,312
Group 1 Automotive, Inc. 4.00%, 08/15/2028(b)		1,667	1,611,021
6.375%, 01/15/2030(b)		352	362,271
Kontoor Brands, Inc. 4.125%, 11/15/2029(b)		894	841,653
LCM Investments Holdings II LLC 4.875%, 05/01/2029(b)		1,452	1,411,809
Lithia Motors, Inc. 3.875%, 06/01/2029(b)		94	89,711
4.625%, 12/15/2027(b)		206	204,282
Michaels Cos., Inc. (The) 5.25%, 05/01/2028(b)		549	441,071
7.875%, 05/01/2029(b)		878	578,822
Murphy Oil USA, Inc. 3.75%, 02/15/2031(b)		206	189,980

	Principal Amount (000)		U.S. $ Value

Nordstrom, Inc. 4.375%, 04/01/2030	U.S.$	549	$ 506,025
5.00%, 01/15/2044		4	2,774
Patrick Industries, Inc. 4.75%, 05/01/2029(b)		38	36,886
Penske Automotive Group, Inc. 3.75%, 06/15/2029		139	131,986
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(b)		502	488,902
QXO Building Products, Inc. 6.75%, 04/30/2032(b)		1,602	1,653,945
Saks Global Enterprises LLC 11.00%, 12/15/2029(b)		1,409	533,835
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 03/01/2032		388	398,430
Sonic Automotive, Inc. 4.625%, 11/15/2029(b)		2,738	2,654,854
4.875%, 11/15/2031(b)		144	136,796
Staples, Inc. 10.75%, 09/01/2029(b)		2,506	2,380,185
12.75%, 01/15/2030(b)		1,061	716,559
Under Armour, Inc. 7.25%, 07/15/2030(b)		686	696,114
VF Corp. 2.95%, 04/23/2030		1,880	1,582,884
Victoria’s Secret & Co. 4.625%, 07/15/2029(b)		428	399,260
Walgreens Boots Alliance, Inc. 3.45%, 06/01/2026		321	313,784
White Cap Buyer LLC 6.875%, 10/15/2028(b)		161	160,721

			36,821,229

Consumer Non-Cyclical – 7.1%
Acadia Healthcare Co., Inc. 7.375%, 03/15/2033(b)		1,256	1,295,675
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(b)		485	459,800
4.625%, 01/15/2027(b)		834	828,223
Bausch & Lomb Corp. 8.375%, 10/01/2028(b)		3,238	3,382,861
Bausch Health Americas, Inc. 8.50%, 01/31/2027(b)		543	518,162
Bausch Health Cos., Inc. 4.875%, 06/01/2028(b)		1,181	992,584
5.25%, 01/30/2030(b)		8	5,040
11.00%, 09/30/2028(b)		4,150	4,114,034
CAB SELAS 3.375%, 02/01/2028(b)	EUR	1,533	1,716,090
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(b)	U.S.$	493	423,146
5.625%, 03/15/2027(b)		1,325	1,303,945
6.00%, 01/15/2029(b)		1,466	1,414,466
6.125%, 04/01/2030(b)		3,640	2,688,747
6.875%, 04/15/2029(b)		1,328	1,058,739
10.875%, 01/15/2032(b)		62	65,633
CVS Health Corp. 6.75%, 12/10/2054		152	152,682
7.00%, 03/10/2055		2,212	2,286,141
DaVita, Inc. 3.75%, 02/15/2031(b)		710	645,696
4.625%, 06/01/2030(b)		4,729	4,531,877
Elanco Animal Health, Inc. 6.65%, 08/28/2028(a)		1,913	1,991,121
Embecta Corp. 5.00%, 02/15/2030(b)		1,552	1,401,728
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(b)		1,516	1,212,754

	Principal Amount (000)		U.S. $ Value

Encompass Health Corp. 4.50%, 02/01/2028	U.S.$	636	$ 629,911
Fortrea Holdings, Inc. 7.50%, 07/01/2030(b)		406	367,814
Global Medical Response, Inc. 9.50%, 10/31/2028(a)(b)(c)		159	159,071
Grifols SA 3.875%, 10/15/2028(b)	EUR	1,806	2,031,646
7.50%, 05/01/2030(b)		1,300	1,601,280
Gruenenthal GmbH 6.75%, 05/15/2030(b)		1,067	1,325,734
HLF Financing SARL LLC/Herbalife International, Inc. 12.25%, 04/15/2029(b)	U.S.$	405	443,330
Iceland Bondco PLC 7.64% (EURIBOR 3 Month + 5.50%), 12/15/2027(b)(i)	EUR	385	454,742
10.875%, 12/15/2027(b)	GBP	162	235,802
Insulet Corp. 6.50%, 04/01/2033(b)	U.S.$	314	327,440
IQVIA, Inc. 2.25%, 03/15/2029(b)	EUR	862	972,094
6.25%, 06/01/2032(b)	U.S.$	1,900	1,949,925
Kronos Acquisition Holdings, Inc. 8.25%, 06/30/2031(b)		424	385,041
LifePoint Health, Inc. 8.375%, 02/15/2032(b)		1,838	1,960,722
Medline Borrower LP 3.875%, 04/01/2029(b)		357	342,770
5.25%, 10/01/2029(b)		2,300	2,282,288
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 04/01/2029(b)		189	194,040
Mehilainen Yhtiot Oy 5.125%, 06/30/2032(b)	EUR	562	664,776
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(b)	U.S.$	1,289	1,063,916
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a)(b)(c)		690	514,079
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a)(b)(c)		928	918,478
Neogen Food Safety Corp. 8.625%, 07/20/2030(b)		883	913,847
Newell Brands, Inc. 6.375%, 09/15/2027		407	412,323
8.50%, 06/01/2028(b)		1,030	1,084,654
Opal Bidco SAS 5.50%, 03/31/2032(b)	EUR	972	1,168,433
6.50%, 03/31/2032(b)	U.S.$	479	487,962
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	885	1,017,013
4.125%, 04/30/2028(b)	U.S.$	2,867	2,755,727
5.125%, 04/30/2031(b)		922	800,445
7.875%, 05/15/2034(b)		716	646,236
Owens & Minor, Inc. 4.50%, 03/31/2029(b)		3	2,689
6.625%, 04/01/2030(b)		275	258,454
Performance Food Group, Inc. 4.25%, 08/01/2029(b)		92	88,748
Post Holdings, Inc. 4.50%, 09/15/2031(b)		131	121,706
4.625%, 04/15/2030(b)		821	789,696
5.50%, 12/15/2029(b)		1,184	1,179,296
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375%, 04/30/2029(b)		1,227	1,190,178
6.25%, 04/01/2029(b)		696	698,756
Radiology Partners, Inc. 8.50%, 07/15/2032(b)		691	692,727

	Principal Amount (000)		U.S. $ Value

Somnigroup International, Inc. 4.00%, 04/15/2029(b)	U.S.$	207	$ 197,946
Sotera Health Holdings LLC 7.375%, 06/01/2031(b)		1,245	1,293,782
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(b)		837	853,402
Tenet Healthcare Corp. 4.375%, 01/15/2030		307	297,473
US Acute Care Solutions LLC 9.75%, 05/15/2029(b)		267	275,673
US Foods, Inc. 4.75%, 02/15/2029(b)		658	647,226
Whirlpool Corp. 6.125%, 06/15/2030		189	190,749
6.50%, 06/15/2033		178	178,556

			69,557,740

Energy – 6.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(b)		1,733	1,720,991
5.75%, 03/01/2027(b)		9	8,992
Aris Water Holdings LLC 7.25%, 04/01/2030(b)		1,500	1,546,218
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, 06/30/2029(b)		214	214,261
Buckeye Partners LP 4.50%, 03/01/2028(b)		227	223,556
6.875%, 07/01/2029(b)		1,493	1,546,304
California Resources Corp. 8.25%, 06/15/2029(b)		84	86,396
CITGO Petroleum Corp. 6.375%, 06/15/2026(b)		471	470,735
8.375%, 01/15/2029(b)		844	878,025
Civitas Resources, Inc. 8.375%, 07/01/2028(b)		1,315	1,348,070
8.75%, 07/01/2031(b)		891	901,961
9.625%, 06/15/2033(b)		454	465,315
CNX Resources Corp. 6.00%, 01/15/2029(b)		1,156	1,160,377
7.25%, 03/01/2032(b)		983	1,019,019
7.375%, 01/15/2031(b)		100	104,232
Crescent Energy Finance LLC 7.375%, 01/15/2033(b)		160	153,119
7.625%, 04/01/2032(b)		490	478,607
8.375%, 01/15/2034(b)		687	687,276
9.25%, 02/15/2028(b)		1,484	1,546,648
CVR Energy, Inc. 8.50%, 01/15/2029(b)		408	408,555
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.375%, 06/30/2033(b)		1,350	1,344,019
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(b)		524	535,790
Enerflex Ltd. 9.00%, 10/15/2027(b)		371	382,597
Excelerate Energy LP 8.00%, 05/15/2030(b)		1,182	1,245,662
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		1,425	1,450,231
7.125%, 07/01/2033(b)		685	694,522
Hess Midstream Operations LP 4.25%, 02/15/2030(b)		798	767,372
5.875%, 03/01/2028(b)		335	339,971
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(b)		313	308,997
6.00%, 02/01/2031(b)		412	398,533
6.25%, 04/15/2032(b)		89	85,088
6.875%, 05/15/2034(b)		845	810,190

	Principal Amount (000)		U.S. $ Value

7.25%, 02/15/2035(b)	U.S.$	677	$ 663,068
8.375%, 11/01/2033(b)		1,299	1,348,742
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(b)		702	736,806
ITT Holdings LLC 6.50%, 08/01/2029(b)		2,664	2,534,373
Kimmeridge Texas Gas LLC 8.50%, 02/15/2030(b)		392	405,738
Long Ridge Energy LLC 8.75%, 02/15/2032(b)		270	280,532
Moss Creek Resources Holdings, Inc. 8.25%, 09/01/2031(b)		947	921,156
Murphy Oil Corp. 6.00%, 10/01/2032		749	715,523
Nabors Industries Ltd. 7.50%, 01/15/2028(b)(j)		1,042	925,587
Nabors Industries, Inc. 7.375%, 05/15/2027(b)		839	829,209
9.125%, 01/31/2030(b)		128	122,544
NFE Financing LLC 12.00%, 11/15/2029(b)		6,611	2,959,705
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(b)		1,575	1,590,701
8.375%, 02/15/2032(b)		1,242	1,243,178
NuStar Logistics LP 5.625%, 04/28/2027		1,329	1,340,442
6.00%, 06/01/2026		80	80,315
6.375%, 10/01/2030		97	100,511
Parkland Corp. 4.50%, 10/01/2029(b)		27	25,948
5.875%, 07/15/2027(b)		496	496,137
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		426	407,415
7.875%, 09/15/2030(b)		849	759,723
9.875%, 03/15/2030(b)		1,286	1,250,041
Permian Resources Operating LLC 6.25%, 02/01/2033(b)		949	957,715
Rockies Express Pipeline LLC 6.75%, 03/15/2033(b)		605	631,807
Summit Midstream Holdings LLC 8.625%, 10/31/2029(b)		1,424	1,452,222
Sunoco LP 6.25%, 07/01/2033(b)		654	664,798
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		773	750,127
4.50%, 04/30/2030		422	405,694
6.00%, 04/15/2027		461	461,118
7.00%, 09/15/2028(b)		79	81,417
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(b)		160	157,106
6.00%, 09/01/2031(b)		72	70,228
Talos Production, Inc. 9.00%, 02/01/2029(b)		490	502,500
9.375%, 02/01/2031(b)		582	594,062
TGS ASA 8.50%, 01/15/2030(b)		200	205,742
Tidewater, Inc. 9.125%, 07/15/2030(b)		688	707,778
TransMontaigne Partners LLC 8.50%, 06/15/2030(b)		606	630,593
Transocean Aquila Ltd. 8.00%, 09/30/2028(b)		878	887,329
Transocean, Inc. 8.75%, 02/15/2030(b)		666	686,892
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 09/01/2027		4	4,012

	Principal Amount (000)		U.S. $ Value

Venture Global LNG, Inc. 8.125%, 06/01/2028(b)	U.S.$	1,633	$ 1,686,532
8.375%, 06/01/2031(b)		569	591,157
9.00%, 09/30/2029(b)(m)		1,672	1,629,613
9.50%, 02/01/2029(b)		1,166	1,270,583
9.875%, 02/01/2032(b)		3,159	3,411,465
Venture Global Plaquemines LNG LLC 6.50%, 01/15/2034(b)		161	161,000
6.75%, 01/15/2036(b)		231	231,000
Vermilion Energy, Inc. 6.875%, 05/01/2030(b)		178	171,442
7.25%, 02/15/2033(b)		282	264,532
Viridien 10.00%, 10/15/2030(b)		452	443,892

			62,781,379

Other Industrial – 0.4%
AECOM 5.125%, 03/15/2027		412	412,837
Benteler International AG 10.50%, 05/15/2028(b)		366	385,215
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(b)		1,116	1,075,186
Gates Corp./DE 6.875%, 07/01/2029(b)		345	358,204
Pachelbel Bidco SpA 6.44% (EURIBOR 3 Month + 4.25%), 05/17/2031(b)(i)	EUR	208	246,270
7.125%, 05/17/2031(b)		734	930,180
RB Global Holdings, Inc. 7.75%, 03/15/2031(b)	U.S.$	11	11,566
Resideo Funding, Inc. 4.00%, 09/01/2029(b)		177	167,299
Velocity Vehicle Group LLC 8.00%, 06/01/2029(b)		682	680,381

			4,267,138

Services – 3.2%
Acuris Finance US, Inc./Acuris Finance SARL 9.00%, 08/01/2029(b)		403	413,446
ADT Security Corp. (The) 4.125%, 08/01/2029(b)		959	925,420
4.875%, 07/15/2032(b)		1,012	971,695
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(b)		327	318,072
6.875%, 06/15/2030(b)		1,410	1,428,982
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(b)	EUR	255	293,072
4.625%, 06/01/2028(b)	U.S.$	3,774	3,659,781
4.875%, 06/01/2028(b)	GBP	1,010	1,329,392
AMN Healthcare, Inc. 4.625%, 10/01/2027(b)	U.S.$	4	3,903
ANGI Group LLC 3.875%, 08/15/2028(b)		2,420	2,259,837
APCOA Group GmbH 6.00%, 04/15/2031(b)	EUR	990	1,174,239
Aramark International Finance SARL 4.375%, 04/15/2033(b)		438	509,378
Champions Financing, Inc. 8.75%, 02/15/2029(b)	U.S.$	386	372,025
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(b)		1,436	1,376,048
Engineering - Ingegneria Informatica - SpA 7.73% (EURIBOR 3 Month + 5.75%), 02/15/2030(b)(i)	EUR	384	460,646
8.625%, 02/15/2030(b)		258	325,294
Garda World Security Corp. 4.625%, 02/15/2027(b)	U.S.$	394	391,641

	Principal Amount (000)		U.S. $ Value

6.00%, 06/01/2029(b)	U.S.$	1,187	$ 1,158,098
7.75%, 02/15/2028(b)		650	672,440
8.25%, 08/01/2032(b)		838	861,183
8.375%, 11/15/2032(b)		1,027	1,055,117
GrubHub Holdings, Inc. 5.50%, 07/01/2027(b)		415	402,551
Korn Ferry 4.625%, 12/15/2027(b)		402	399,218
Match Group Holdings II LLC 4.625%, 06/01/2028(b)		207	201,894
Matthews International Corp. 8.625%, 10/01/2027(b)		413	429,750
Monitronics International, Inc. 9.125%, 04/01/2020(d)(f)(g)(h)(l)		958	0
OT Midco, Inc. 10.00%, 02/15/2030(b)		451	348,713
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(b)		938	907,419
6.25%, 01/15/2028(b)		1,718	1,721,934
Q-Park Holding I BV 5.125%, 02/15/2030(b)	EUR	556	675,167
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(b)	U.S.$	1,301	1,300,083
Sabre GLBL, Inc. 11.125%, 07/15/2030(b)		1,782	1,864,838
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(b)	EUR	864	1,052,674
Shutterfly Finance LLC 9.75%, 10/01/2027(b)	U.S.$	7	7,004
Sotheby’s 7.375%, 10/15/2027(b)		413	408,351
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(b)	EUR	1,059	1,285,225
Wayfair LLC 7.75%, 09/15/2030(b)	U.S.$	277	279,132

			31,243,662

Technology – 2.0%
Ahead DB Holdings LLC 6.625%, 05/01/2028(b)		725	726,854
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(b)	EUR	1,162	1,372,461
Amentum Holdings, Inc. 7.25%, 08/01/2032(b)	U.S.$	2,042	2,097,978
AthenaHealth Group, Inc. 6.50%, 02/15/2030(b)		1,754	1,725,738
CACI International, Inc. 6.375%, 06/15/2033(b)		224	231,394
Capstone Borrower, Inc. 8.00%, 06/15/2030(b)		500	520,536
CommScope LLC 9.50%, 12/15/2031(b)		601	628,958
CoreWeave, Inc. 9.25%, 06/01/2030(b)		259	264,796
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(b)		748	795,952
Ellucian Holdings, Inc. 6.50%, 12/01/2029(b)		448	458,456
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(b)		1,041	1,092,058
Gen Digital, Inc. 6.25%, 04/01/2033(b)		1,057	1,086,602
GoTo Group, Inc. 5.50%, 05/01/2028(b)		1,403	808,857
Imola Merger Corp. 4.75%, 05/15/2029(b)		529	511,357

	Principal Amount (000)		U.S. $ Value

IPD 3 BV 5.50%, 06/15/2031(b)	EUR	819	$ 977,355
Playtika Holding Corp. 4.25%, 03/15/2029(b)	U.S.$	1,199	1,089,159
Rackspace Finance LLC 3.50%, 05/15/2028(b)		3,030	1,222,819
Rocket Software, Inc. 9.00%, 11/28/2028(b)		1,421	1,465,897
Science Applications International Corp. 4.875%, 04/01/2028(b)		105	103,357
Sensata Technologies BV 4.00%, 04/15/2029(b)		602	572,104
TeamSystem SpA 5.00%, 07/01/2031(b)	EUR	956	1,125,344
Virtusa Corp. 7.125%, 12/15/2028(b)	U.S.$	717	683,127

			19,561,159

Transportation - Airlines – 0.8%
Allegiant Travel Co. 7.25%, 08/15/2027(b)		986	985,847
American Airlines, Inc. 7.25%, 02/15/2028(b)		57	58,186
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(b)		490	489,795
5.75%, 04/20/2029(b)		3,284	3,291,434
Avianca Midco 2 PLC 9.625%, 02/14/2030(b)		449	413,825
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(b)		1,837	1,781,890
OneSky Flight LLC 8.875%, 12/15/2029(b)		268	278,962
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 11.00% (11.00% Cash or 8.00% Cash and 4.00% PIK), 03/12/2030(a)(b)(c)		680	487,427
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 7.875%, 05/01/2027(b)		449	451,146
9.50%, 06/01/2028(b)		19	19,522

			8,258,034

Transportation - Railroads – 0.0%
Brightline East LLC 11.00%, 01/31/2030(b)		473	350,269

Transportation - Services – 1.7%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, 05/21/2030(b)	EUR	186	223,871
7.00%, 05/21/2030(b)	U.S.$	373	381,795
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(b)		660	640,494
5.375%, 03/01/2029(b)		267	257,293
5.75%, 07/15/2027(b)		893	889,021
8.25%, 01/15/2030(b)		185	193,128
8.375%, 06/15/2032(b)		453	473,952
Avis Budget Finance PLC 7.25%, 07/31/2030(b)	EUR	952	1,137,514
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(b)		1,214	1,275,336
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(b)		582	672,986
Beacon Mobility Corp. 7.25%, 08/01/2030(b)	U.S.$	542	553,139
Boels Topholding BV 6.25%, 02/15/2029(b)	EUR	862	1,051,045
Dcli Bidco LLC 7.75%, 11/15/2029(b)	U.S.$	581	588,369
Edge Finco PLC 8.125%, 08/15/2031(b)	GBP	479	683,963

	Principal Amount (000)		U.S. $ Value

Hertz Corp. (The) 4.625%, 12/01/2026(b)	U.S.$	1,853	$ 1,663,468
5.00%, 12/01/2029(b)		1,256	883,136
12.625%, 07/15/2029(b)		1,361	1,423,350
Kapla Holding SAS 5.00%, 04/30/2031(b)	EUR	1,406	1,674,608
PROG Holdings, Inc. 6.00%, 11/15/2029(b)	U.S.$	1,313	1,260,678
Rand Parent LLC 8.50%, 02/15/2030(b)		372	373,215
Star Leasing Co. LLC 7.625%, 02/15/2030(b)		271	268,665

			16,569,026

			516,932,261

Financial Institutions – 7.2%

Banking – 0.4%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(m)		256	229,871
Bread Financial Holdings, Inc. 8.375%, 06/15/2035(b)		767	770,288
9.75%, 03/15/2029(b)		2,435	2,621,618
Freedom Mortgage Corp. 12.25%, 10/01/2030(b)		140	155,229

			3,777,006

Brokerage – 1.3%
AG Issuer LLC 6.25%, 03/01/2028(b)		1,050	1,052,586
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(b)		784	812,292
Aretec Group, Inc. 7.50%, 04/01/2029(b)		641	648,678
10.00%, 08/15/2030(b)		1,885	2,070,981
Focus Financial Partners LLC 6.75%, 09/15/2031(b)		850	867,883
Hightower Holding LLC 6.75%, 04/15/2029(b)		2,936	2,926,189
Jane Street Group/JSG Finance, Inc. 6.75%, 05/01/2033(b)		1,367	1,408,947
Osaic Holdings, Inc. 10.75%, 08/01/2027(b)		1,670	1,677,130
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(b)		996	1,045,095

			12,509,781

Finance – 2.6%
Azorra Finance Ltd. 7.25%, 01/15/2031(b)		688	701,682
CNG Holdings, Inc. 14.50%, 06/30/2026(b)		794	714,593
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(b)		1,897	1,703,169
Curo SPV LLC 13.00%, 08/02/2027(d)(g)		2,439	2,414,744
Enova International, Inc. 9.125%, 08/01/2029(b)		1,916	2,017,230
11.25%, 12/15/2028(b)		651	698,543
Freedom Mortgage Holdings LLC 8.375%, 04/01/2032(b)		1,472	1,485,494
9.125%, 05/15/2031(b)		7	7,219
9.25%, 02/01/2029(b)		243	252,344
GGAM Finance Ltd. 6.875%, 04/15/2029(b)		263	271,799
8.00%, 06/15/2028(b)		1,069	1,130,912
goeasy Ltd. 6.875%, 05/15/2030(b)		310	311,811
7.375%, 10/01/2030(b)		618	631,134
7.625%, 07/01/2029(b)		439	452,664

	Principal Amount (000)		U.S. $ Value

9.25%, 12/01/2028(b)	U.S.$	1,043	$ 1,103,333
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.75%, 01/15/2029		495	483,553
10.00%, 11/15/2029(b)		123	121,755
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(b)		1,987	1,921,470
LFS Topco LLC 8.75%, 07/15/2030(b)		688	676,263
Midcap Financial Issuer Trust 6.50%, 05/01/2028(b)		431	427,047
Navient Corp. 4.875%, 03/15/2028		1,706	1,680,659
5.00%, 03/15/2027		585	581,807
5.50%, 03/15/2029		336	329,154
6.75%, 06/15/2026		835	845,316
7.875%, 06/15/2032		453	471,281
11.50%, 03/15/2031		845	957,012
OneMain Finance Corp. 6.625%, 05/15/2029		219	225,215
Phoenix Aviation Capital Ltd. 9.25%, 07/15/2030(b)		1,577	1,636,352
Planet Financial Group LLC 10.50%, 12/15/2029(b)		265	265,159
Rfna LP 7.875%, 02/15/2030(b)		354	362,223
SLM Corp. 3.125%, 11/02/2026		188	184,343
6.50%, 01/31/2030		496	519,746
TrueNoord Capital DAC 8.75%, 03/01/2030(b)		265	274,567

			25,859,593

Financial Services – 1.0%
1261229 BC Ltd. 10.00%, 04/15/2032(b)		1,728	1,743,489
Armor Holdco, Inc. 8.50%, 11/15/2029(b)		1,967	1,893,351
CCO IIA Credit Backed Loans Ltd. Zero Coupon, 10/15/2036(d)(g)(i)		226	245,747
7.54% (SOFR + 3.20%), 10/15/2036(d)(g)(i)		461	458,156
9.94% (SOFR + 5.60%), 10/15/2036(d)(g)(i)		163	161,870
Encore Capital Group, Inc. 8.50%, 05/15/2030(b)		1,189	1,275,586
9.25%, 04/01/2029(b)		606	644,838
Herc Holdings, Inc. 7.00%, 06/15/2030(b)		926	969,519
7.25%, 06/15/2033(b)		907	950,559
Jefferson Capital Holdings LLC 8.25%, 05/15/2030(b)		430	445,426
Stonex Escrow Issuer LLC 6.875%, 07/15/2032(b)		687	694,203
Titanium 2l Bondco SARL 6.25%, 01/14/2031(c)	EUR	218	75,087

			9,557,831

Insurance – 0.6%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(b)	U.S.$	326	317,826
6.75%, 07/01/2032(b)		261	264,678
7.50%, 11/06/2030(b)		414	427,561
8.25%, 02/01/2029(b)		1,048	1,084,087
8.50%, 06/15/2029(b)		659	687,347
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(b)		285	289,656
AmWINS Group, Inc. 6.375%, 02/15/2029(b)		479	488,160

	Principal Amount (000)		U.S. $ Value

APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves 7.875%, 11/01/2029(b)	U.S.$	418	$ 427,619
Ardonagh Finco Ltd. 6.875%, 02/15/2031(b)	EUR	286	345,709
7.75%, 02/15/2031(b)	U.S.$	739	771,536
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(b)		1,207	1,263,940

			6,368,119

REITs – 1.3%
Aedas Homes Opco SL 4.00%, 08/15/2026(b)	EUR	1,580	1,860,502
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 01/15/2029(b)	U.S.$	9	7,901
9.75%, 04/15/2030(b)		686	697,203
Brandywine Operating Partnership LP 8.875%, 04/12/2029		253	273,875
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(b)		373	362,847
5.75%, 05/15/2026(b)		119	118,485
Crossgates, Inc. 11.00%, 07/25/2025(d)(g)		2,082	2,053,317
Cushman & Wakefield US Borrower LLC 8.875%, 09/01/2031(b)		544	584,126
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a)(b)		1,653	1,682,512
MPT Operating Partnership LP/MPT Finance Corp. 7.00%, 02/15/2032(b)	EUR	149	179,854
8.50%, 02/15/2032(b)	U.S.$	555	581,163
RHP Hotel Properties LP/RHP Finance Corp. 6.50%, 06/15/2033(b)		453	466,390
Rithm Capital Corp. 8.00%, 04/01/2029(b)		345	348,536
8.00%, 07/15/2030(b)		686	688,533
RLJ Lodging Trust LP 4.00%, 09/15/2029(b)		406	378,973
SBA Communications Corp. 3.125%, 02/01/2029		473	446,753
Service Properties Trust 8.375%, 06/15/2029		626	653,040
8.625%, 11/15/2031(b)		991	1,063,004
Starwood Property Trust, Inc. 3.625%, 07/15/2026(b)		288	283,159
Vivion Investments SARL Series E 6.50%, 02/28/2029(a)(b)(c)	EUR	3	3,255

			12,733,428

			70,805,758

Utility – 1.2%

Electric – 1.0%
Algonquin Power & Utilities Corp. 4.75%, 01/18/2082	U.S.$	405	393,618
Calpine Corp. 4.625%, 02/01/2029(b)		206	203,277
EUSHI Finance, Inc. 7.625%, 12/15/2054		361	373,479
Lightning Power LLC 7.25%, 08/15/2032(b)		225	236,805
NRG Energy, Inc. 3.375%, 02/15/2029(b)		1,800	1,698,560
3.625%, 02/15/2031(b)		445	409,699
3.875%, 02/15/2032(b)		188	172,927
5.25%, 06/15/2029(b)		80	79,601
5.75%, 07/15/2029(b)		1,744	1,746,216

	Principal Amount (000)		U.S. $ Value

10.25%, 03/15/2028(b)(m)	U.S.$	842	$ 932,785
PG&E Corp. 7.375%, 03/15/2055		576	546,321
Vistra Corp. 7.00%, 12/15/2026(b)(m)		835	845,051
8.00%, 10/15/2026(b)(m)		1,003	1,026,715
Vistra Operations Co. LLC 5.50%, 09/01/2026(b)		807	807,388
5.625%, 02/15/2027(b)		80	79,971
XPLR Infrastructure Operating Partners LP 4.50%, 09/15/2027(b)		18	17,550
7.25%, 01/15/2029(b)		302	309,616

			9,879,579

Natural Gas – 0.2%
AltaGas Ltd. 7.20%, 10/15/2054(b)		412	411,584
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027		36	35,720
9.375%, 06/01/2028(b)		430	443,327
9.50%, 06/01/2030(b)		453	469,487
Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(b)		439	470,294

			1,830,412

			11,709,991

Total Corporates - Non-Investment Grade (cost $609,949,293)			599,448,010

CORPORATES - INVESTMENT GRADE – 14.2%

Industrial – 7.8%

Basic – 0.8%
Celanese US Holdings LLC 6.75%, 04/15/2033		555	560,698
Freeport Indonesia PT 4.76%, 04/14/2027(b)		281	280,916
Industrias Penoles SAB de CV 5.65%, 09/12/2049(b)		386	334,855
Inversiones CMPC SA 6.125%, 02/26/2034(b)		453	463,093
MEGlobal Canada ULC 5.875%, 05/18/2030(b)		343	354,782
Nexa Resources SA 6.75%, 04/09/2034(b)(j)		961	1,004,354
OCP SA 6.75%, 05/02/2034(b)		412	426,230
Olin Corp. 5.625%, 08/01/2029		272	269,497
6.625%, 04/01/2033(b)		914	900,522
Orbia Advance Corp. SAB de CV 7.50%, 05/13/2035(b)		1,379	1,429,706
Sociedad Quimica y Minera de Chile SA 6.50%, 11/07/2033(b)		406	429,091
Suzano Austria GmbH 3.75%, 01/15/2031		262	244,413
5.00%, 01/15/2030		218	217,440
6.00%, 01/15/2029		900	924,750
Series DM3N 3.125%, 01/15/2032		331	290,451

			8,130,798

Communications - Media – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		834	667,929
5.50%, 04/01/2063		213	180,048
6.48%, 10/23/2045		119	117,901
DIRECTV Financing LLC 8.875%, 02/01/2030(b)		496	488,357

	Principal Amount (000)		U.S. $ Value

DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(b)	U.S.$	1,855	$ 1,848,656
10.00%, 02/15/2031(b)		2,819	2,737,566
Grupo Televisa SAB 4.625%, 01/30/2026(j)		495	489,813
Prosus NV 3.06%, 07/13/2031(b)		1,998	1,768,230
4.03%, 08/03/2050(b)		331	220,631
Time Warner Cable LLC 7.30%, 07/01/2038		17	18,527
Warnermedia Holdings, Inc. 4.05%, 03/15/2029		37	30,138
5.05%, 03/15/2042		3,169	1,870,835

			10,438,631

Communications - Telecommunications – 0.2%
TELUS Corp. 6.625%, 10/15/2055		802	806,970
7.00%, 10/15/2055		1,087	1,096,348

			1,903,318

Consumer Cyclical - Automotive – 0.7%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(b)		555	571,642
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/2054		387	387,079
Ford Motor Co. 3.25%, 02/12/2032		4,123	3,476,529
Ford Motor Credit Co. LLC 3.815%, 11/02/2027		359	346,528
6.05%, 11/05/2031		764	760,095
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(b)		92	93,575
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(b)		780	764,247
Phinia, Inc. 6.75%, 04/15/2029(b)		562	579,526

			6,979,221

Consumer Cyclical - Entertainment – 0.9%
Carnival Corp. 4.00%, 08/01/2028(b)		1,623	1,588,474
Royal Caribbean Cruises Ltd. 4.25%, 07/01/2026(b)		93	92,525
5.375%, 07/15/2027(b)		1,428	1,436,817
5.50%, 08/31/2026(b)		948	951,299
5.50%, 04/01/2028(b)		4,532	4,587,477

			8,656,592

Consumer Cyclical - Other – 1.4%
Flutter Treasury DAC 4.00%, 06/04/2031(b)	EUR	644	759,413
5.00%, 04/29/2029(b)		155	189,249
5.875%, 06/04/2031(b)	U.S.$	368	370,849
6.125%, 06/04/2031(b)	GBP	463	640,408
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(b)	U.S.$	891	799,672
JH North America Holdings, Inc. 5.875%, 01/31/2031(b)		219	220,918
6.125%, 07/31/2032(b)		1,001	1,017,655
Las Vegas Sands Corp. 5.625%, 06/15/2028		1,381	1,409,020
6.00%, 06/14/2030		702	724,043
MDC Holdings, Inc. 6.00%, 01/15/2043		1,881	1,695,841
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(b)		2,200	1,950,932
4.625%, 04/06/2031(b)		1,100	897,075
Sands China Ltd. 2.85%, 03/08/2029(a)		206	189,141

	Principal Amount (000)		U.S. $ Value

3.25%, 08/08/2031(a)	U.S.$	285	$250,693
4.375%, 06/18/2030(a)		550	525,802
Voyager Parent LLC 9.25%, 07/01/2032(b)		1,643	1,712,426

			13,353,137

Consumer Cyclical - Retailers – 0.3%
Levi Strauss & Co. 3.50%, 03/01/2031(b)		230	210,422
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(b)		1,064	1,040,108
6.125%, 03/15/2032(b)		1,021	974,974
Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(b)		490	485,726

			2,711,230

Consumer Non-Cyclical – 0.4%
BAT Capital Corp. 7.08%, 08/02/2053		313	348,617
Bayer US Finance LLC 6.875%, 11/21/2053(b)		202	214,377
Cencosud SA 5.95%, 05/28/2031(b)		481	495,190
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(b)		770	722,364
4.00%, 03/15/2031(b)		45	41,222
Jazz Securities DAC 4.375%, 01/15/2029(b)		1,835	1,773,137
Viatris, Inc. 2.70%, 06/22/2030		744	662,804

			4,257,711

Energy – 1.6%
APA Corp. 4.75%, 04/15/2043(b)		2	1,499
Energy Transfer LP 8.00%, 05/15/2054		1,494	1,586,757
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077		353	348,951
EQT Corp. 6.375%, 04/01/2029(b)		315	324,820
Harbour Energy PLC 6.33%, 04/01/2035(b)		1,248	1,238,872
KazMunayGas National Co. JSC 5.375%, 04/24/2030(b)		998	1,001,563
Occidental Petroleum Corp. 7.50%, 05/01/2031		4	4,405
Raizen Fuels Finance SA 5.70%, 01/17/2035(b)		926	865,173
6.25%, 07/08/2032(b)		314	310,865
6.45%, 03/05/2034(b)		464	461,851
6.70%, 02/25/2037(b)		1,010	987,950
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(b)		1,107	976,374
Var Energi ASA 5.875%, 05/22/2030(b)		1,027	1,051,576
6.50%, 05/22/2035(b)		581	600,098
8.00%, 11/15/2032(b)		1,300	1,473,112
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(b)		93	87,751
3.875%, 11/01/2033(b)		822	718,311
6.25%, 01/15/2030(b)		1,454	1,499,574
Woodside Finance Ltd. 5.40%, 05/19/2030		616	623,806
6.00%, 05/19/2035		1,608	1,636,775

			15,800,083

Other Industrial – 0.1%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(b)		203	198,530

	Principal Amount (000)		U.S. $ Value

RB Global Holdings, Inc. 6.75%, 03/15/2028(b)	U.S.$	434	$445,319

			643,849

Services – 0.0%
Boost Newco Borrower LLC/GTCR W Dutch
Finance Sub BV 8.50%, 01/15/2031(b)	GBP	163	239,404

Technology – 0.0%
Gartner, Inc. 3.625%, 06/15/2029(b)	U.S.$	7	6,661

Transportation - Airlines – 0.2%
Air Canada 3.875%, 08/15/2026(b)		845	836,769
United Airlines, Inc. 4.375%, 04/15/2026(b)		1,410	1,399,977
4.625%, 04/15/2029(b)		223	216,523

			2,453,269

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		348	327,405

Transportation - Services – 0.1%
Adani Ports & Special Economic Zone Ltd. 4.375%, 07/03/2029(b)		1,175	1,100,094

			77,001,403

Financial Institutions – 5.3%
Banking – 3.8%
Ally Financial, Inc. 6.70%, 02/14/2033		500	520,244
6.85%, 01/03/2030		380	401,155
8.00%, 11/01/2031		281	319,852
Series B 4.70%, 05/15/2026(m)		2,950	2,844,157
Banco Santander SA 3.225%, 11/22/2032		200	179,216
6.92%, 08/08/2033		2,600	2,810,158
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(b)		450	461,015
Barclays PLC 7.12%, 06/27/2034		361	393,006
BNP Paribas SA 4.625%, 02/25/2031(b)(j)(m)		1,574	1,398,874
4.625%, 02/25/2031(b)(m)		1,350	1,199,807
BPCE SA 3.12%, 10/19/2032(b)		351	304,102
6.51%, 01/18/2035(b)		759	784,205
CaixaBank SA 5.58%, 07/03/2036(b)		575	578,762
5.875%, 10/09/2027(b)(m)	EUR	1,000	1,221,115
6.84%, 09/13/2034(b)	U.S.$	725	794,007
Capital One Financial Corp. 2.36%, 07/29/2032		427	362,005
7.96%, 11/02/2034		275	319,638
Citigroup, Inc.
Series AA 7.625%, 11/15/2028(m)		339	356,857
Series W 4.00%, 12/10/2025(m)		413	409,993
Citizens Financial Group, Inc. 6.645%, 04/25/2035		237	255,549
Deutsche Bank AG/New York NY 3.73%, 01/14/2032		1,435	1,311,435
7.08%, 02/10/2034		324	345,408
Fifth Third Bancorp 8.25%, 03/01/2038		234	281,840

	Principal Amount (000)		U.S. $ Value

HSBC Holdings PLC 6.50%, 09/15/2037	U.S.$	309	$326,148
8.11%, 11/03/2033		225	259,898
Series E 4.75%, 07/04/2029(b)(m)	EUR	1,595	1,869,116
Intesa Sanpaolo SpA 4.20%, 06/01/2032(b)	U.S.$	845	775,009
5.71%, 01/15/2026(b)		1,232	1,233,622
KeyCorp 6.40%, 03/06/2035		19	20,268
Lloyds Banking Group PLC 6.07%, 06/13/2036		207	211,971
7.50%, 09/27/2025(m)		1,737	1,742,518
M&T Bank Corp. 5.05%, 01/27/2034		165	162,685
Nordea Bank Abp 6.625%, 03/26/2026(b)(m)		3,065	3,079,723
Societe Generale SA 5.51%, 05/22/2031(b)		4,167	4,243,240
7.37%, 01/10/2053(b)		403	419,129
Synchrony Financial 5.935%, 08/02/2030(j)		808	829,879
7.25%, 02/02/2033		1,230	1,286,867
UBS Group AG 3.875%, 06/02/2026(b)(m)		352	343,667
7.125%, 08/10/2034(b)(m)		544	541,280
9.25%, 11/13/2028(b)(m)		448	488,325
UniCredit SpA 5.86%, 06/19/2032(b)		845	850,893
Western Alliance Bancorp 3.00%, 06/15/2031		388	359,294

			36,895,932

Brokerage – 0.1%
BGC Group, Inc. 6.60%, 06/10/2029		83	86,010
Charles Schwab Corp. (The)
Series I 4.00%, 06/01/2026(m)		1,251	1,231,752

			1,317,762

Finance – 0.5%
Air Lease Corp.
Series B 4.65%, 06/15/2026(m)		1,229	1,218,555
Blackstone Private Credit Fund 2.625%, 12/15/2026		117	113,029
5.25%, 04/01/2030		88	87,225
CFAMC II Co., Ltd.
Series E 4.625%, 06/03/2026(b)		200	199,800
4.875%, 11/22/2026(b)		230	229,310
CFAMC III Co., Ltd. 4.75%, 04/27/2027(b)		400	397,200
Golub Capital Private Credit Fund 5.875%, 05/01/2030		87	86,933
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/2026(b)		77	75,440
HPS Corporate Lending Fund 6.25%, 09/30/2029		84	85,576
ILFC E-Capital Trust II 6.68% (CME Term SOFR 3 Month + 2.06%), 12/21/2065(b)(i)		2,000	1,710,107
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.625%, 10/15/2031(b)		395	393,773
Main Street Capital Corp. 6.50%, 06/04/2027		58	59,318
Oaktree Specialty Lending Corp. 6.34%, 02/27/2030		90	89,133

	Principal Amount (000)		U.S. $ Value

Oaktree Strategic Credit Fund 6.50%, 07/23/2029	U.S.$	85	$87,071

			4,832,470

Insurance – 0.4%
Global Atlantic Fin Co. 4.70%, 10/15/2051(b)		425	415,917
7.95%, 10/15/2054(b)		24	24,967
Liberty Mutual Group, Inc. 4.125%, 12/15/2051(b)		462	449,651
7.80%, 03/15/2037(b)		2,187	2,544,379
MetLife, Inc. 10.75%, 08/01/2039		589	788,813

			4,223,727

REITs – 0.5%
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp. 4.25%, 02/01/2027(b)		80	78,803
4.75%, 06/15/2029(b)		284	276,581
Newmark Group, Inc. 7.50%, 01/12/2029		2,277	2,412,201
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		577	580,471
Trust Fibra Uno 4.87%, 01/15/2030(b)(j)		1,498	1,418,681
7.375%, 02/13/2034(b)		243	246,645
8.25%, 01/23/2037(b)		228	239,970

			5,253,352

			52,523,243

Utility – 1.1%
Electric – 1.0%
Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(b)		430	367,112
3.95%, 02/12/2030(b)		806	719,355
AES Andes SA 6.30%, 03/15/2029(b)		1,037	1,061,323
American Electric Power Co., Inc. 6.95%, 12/15/2054		594	620,796
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(b)		447	460,969
Cometa Energia SA de CV 6.375%, 04/24/2035(b)		411	422,442
Edison International 8.125%, 06/15/2053		378	365,488
Electricite de France SA 9.125%, 03/15/2033(b)(m)		427	481,536
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(b)		1,640	1,502,035
Enel Finance International NV 7.75%, 10/14/2052(b)		275	327,900
Engie Energia Chile SA 6.375%, 04/17/2034(b)		920	948,520
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(b)		220	222,152
FirstEnergy Corp.
Series C 4.85%, 07/15/2047(a)		7	5,954
Israel Electric Corp., Ltd.
Series G 4.25%, 08/14/2028(b)		871	845,079
Minejesa Capital BV 4.625%, 08/10/2030(b)		1,175	1,148,970
Niagara Energy SAC 5.75%, 10/03/2034(b)		492	486,157

			9,985,788

	Principal Amount (000)		U.S. $ Value

Other Utility – 0.1%
Buffalo Energy Mexico Holdings/Buffalo Energy
Infrastructure/Buffalo Energy 7.875%, 02/15/2039(b)	U.S.$	470	$484,688

			10,470,476

Total Corporates - Investment Grade (cost $136,288,643)			139,995,122

EMERGING MARKETS - CORPORATE BONDS – 6.0%
Industrial – 5.2%
Basic – 1.8%
Braskem Idesa SAPI 6.99%, 02/20/2032(b)		439	303,884
7.45%, 11/15/2029(b)		1,393	1,027,337
Braskem Netherlands Finance BV 4.50%, 01/10/2028(b)		2,280	1,957,836
4.50%, 01/31/2030(b)		966	743,820
8.00%, 10/15/2034(b)		283	225,182
Cia de Minas Buenaventura SAA 6.80%, 02/04/2032(b)		492	500,856
CSN Inova Ventures 6.75%, 01/28/2028(b)		1,694	1,601,372
Eregli Demir ve Celik Fabrikalari TAS 8.375%, 07/23/2029(b)		486	498,150
First Quantum Minerals Ltd. 6.875%, 10/15/2027(b)		573	570,909
8.00%, 03/01/2033(b)		1,055	1,082,052
9.375%, 03/01/2029(b)		438	465,119
Indika Energy Tbk PT 8.75%, 05/07/2029(b)		476	458,388
JSW Steel Ltd. 3.95%, 04/05/2027(b)		409	393,887
5.05%, 04/05/2032(b)(j)		658	606,183
Sasol Financing USA LLC 8.75%, 05/03/2029(b)		2,248	2,223,458
Stillwater Mining Co. 4.00%, 11/16/2026(b)		1,698	1,649,978
4.50%, 11/16/2029(b)(j)		309	275,396
UPL Corp., Ltd. 4.50%, 03/08/2028(b)		336	318,024
4.625%, 06/16/2030(b)		673	608,729
Vedanta Resources Finance II PLC 10.25%, 06/03/2028(b)		940	976,042
10.875%, 09/17/2029(b)		584	605,187
Volcan Cia Minera SAA 8.75%, 01/24/2030(b)		724	717,213

			17,809,002

Capital Goods – 0.3%
Ambipar Lux SARL 10.875%, 02/05/2033(b)		1,460	1,386,147
IHS Holding Ltd. 6.25%, 11/29/2028(b)		383	373,185
7.875%, 05/29/2030(b)		535	535,941
IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(b)		475	476,336

			2,771,609

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)		437	412,069
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(b)		246	228,411

			640,480

Communications - Telecommunications – 0.2%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(d)(e)(g)		96	964
Millicom International Cellular SA 7.375%, 04/02/2032(b)		552	565,437

	Principal Amount (000)		U.S. $ Value

Sable International Finance Ltd. 7.125%, 10/15/2032(b)	U.S.$	688	$688,932
Turk Telekomunikasyon AS 7.375%, 05/20/2029(b)		481	490,471

			1,745,804

Consumer Cyclical - Other – 1.0%
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029(b)		200	208,438
Allwyn International AS 3.875%, 02/15/2027(b)	EUR	170	199,501
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(b)	U.S.$	1,356	1,272,159
5.625%, 07/17/2027(b)		965	962,587
5.75%, 07/21/2028(b)		1,255	1,227,867
MGM China Holdings Ltd. 4.75%, 02/01/2027(b)		1,122	1,112,182
5.875%, 05/15/2026(b)		414	414,041
Studio City Co., Ltd. 7.00%, 02/15/2027(b)		289	289,545
Studio City Finance Ltd. 6.00%, 07/15/2025(b)		448	447,776
Wynn Macau Ltd. 5.125%, 12/15/2029(b)		241	230,406
5.50%, 01/15/2026(b)		1,496	1,492,540
5.50%, 10/01/2027(b)		947	939,897
5.625%, 08/26/2028(b)		717	703,198

			9,500,137

Consumer Cyclical - Retailers – 0.0%
Falabella SA 3.375%, 01/15/2032(b)		583	509,542
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(d)(f)(g)(h)	ZAR	45	0
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d)(e)(f)(g)(h)	U.S.$	1,100	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d)(e)(f)(g)(h)		771	0

			509,542

Consumer Non-Cyclical – 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS 3.375%, 06/29/2028(b)		550	494,142
Biocon Biologics Global PLC 6.67%, 10/09/2029(b)		1,000	948,413
Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(b)		108	104,630
MARB BondCo PLC 3.95%, 01/29/2031(b)		1,261	1,115,582
Natura &Co Luxembourg Holdings SARL 4.125%, 05/03/2028(b)		1,066	1,002,336
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	446	526,716
4.375%, 05/09/2030		1,000	1,195,401
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	313	311,294
5.125%, 05/09/2029(j)		517	517,000
8.125%, 09/15/2031		506	570,242

			6,785,756

Energy – 1.0%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(b)		991	990,919
Azure Power Energy Ltd. 3.575%, 08/19/2026(b)		516	495,815
Canacol Energy Ltd. 5.75%, 11/24/2028(b)		544	189,818
Cosan Luxembourg SA 5.50%, 09/20/2029(b)		461	449,452

	Principal Amount (000)		U.S. $ Value

Ecopetrol SA 6.875%, 04/29/2030	U.S.$	782	$772,616
8.625%, 01/19/2029		2,054	2,169,804
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(b)		1,006	764,993
Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(b)		697	702,576
Leviathan Bond Ltd. 6.50%, 06/30/2027(b)		1,327	1,317,452
Medco Cypress Tree Pte. Ltd. 8.625%, 05/19/2030(b)		411	420,967
Medco Maple Tree Pte. Ltd. 8.96%, 04/27/2029(b)		565	586,894
MV24 Capital BV 6.75%, 06/01/2034(b)		406	393,639
Oleoducto Central SA 4.00%, 07/14/2027(b)		424	411,899
SierraCol Energy Andina LLC 6.00%, 06/15/2028(b)		319	294,971

			9,961,815

Other Industrial – 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7.00%, 10/28/2029(b)		275	274,416

Transportation - Services – 0.1%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(b)		204	198,900
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(b)		495	499,331
TAV Havalimanlari Holding AS 8.50%, 12/07/2028(b)		470	489,684

			1,187,915

			51,186,476

Utility – 0.6%
Electric – 0.5%
AES Andes SA 8.15%, 06/10/2055(b)		896	925,926
Continuum Green Energy India Pvt./Co-Issuers 7.50%, 06/26/2033(b)		269	277,121
India Clean Energy Holdings 4.50%, 04/18/2027(b)		511	492,859
Investment Energy Resources Ltd. 6.25%, 04/26/2029(b)		618	603,514
Limak Yenilenebilir Enerji AS 9.625%, 08/12/2030(b)		240	237,074
Saavi Energia SARL 8.875%, 02/10/2035(b)		490	509,991
Sorik Marapi Geothermal Power PT 7.75%, 08/05/2031(b)		415	415,703
Terraform Global Operating LP 6.125%, 03/01/2026(b)		56	55,720
Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(b)		1,098	1,011,708

			4,529,616

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(b)		709	708,218
9.00%, 01/20/2031(b)		276	291,394

			999,612

			5,529,228

Financial Institutions – 0.2%
Banking – 0.2%
Akbank TAS 7.50%, 01/20/2030(b)		263	266,616

	Principal Amount (000)		U.S. $ Value

Turkiye Vakiflar Bankasi TAO 9.00%, 10/12/2028(b)	U.S.$	465	$492,756
Yapi ve Kredi Bankasi AS 7.25%, 03/03/2030(b)		990	988,268
9.25%, 10/16/2028(b)		400	427,124

			2,174,764

Financial Services – 0.0%
BBFI Liquidating Trust Zero Coupon, 12/30/2099(d)(e)(g)		780	0

			2,174,764

Total Emerging Markets - Corporate Bonds (cost $61,438,559)			58,890,468

BANK LOANS – 5.8%
Industrial – 4.8%
Capital Goods – 0.4%
ACProducts Holdings, Inc. 8.81% (CME Term SOFR 3 Month + 4.25%), 05/17/2028(n)		1,898	1,428,185
Chariot Buyer LLC 7.68% (CME Term SOFR 1 Month + 3.25%), 11/03/2028(n)		154	154,557
ECO Material Technologies, Inc. 7.47% (CME Term SOFR 6 Month + 3.25%), 02/12/2032(n)		1,750	1,759,485
TransDigm, Inc. 6.80% (CME Term SOFR 3 Month + 2.50%), 02/28/2031(n)		288	288,768

			3,630,995

Communications - Media – 0.6%
DIRECTV Financing LLC 9.79% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(n)		1,526	1,510,956
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 9.83% (CME Term SOFR 1 Month + 5.50%), 02/17/2031(n)		329	313,043
Gray Television, Inc. 7.44% (CME Term SOFR 1 Month + 3.00%), 12/01/2028(n)		2,250	2,173,631
iHeartCommunications, Inc. 10.63% (CME Term SOFR 1 Month + 5.78%), 05/01/2029(n)		1,182	960,020
Inizio Group Ltd. 8.65% (CME Term SOFR 3 Month + 4.25%), 08/19/2028(d)(n)		1,276	1,212,200

			6,169,850

Communications - Telecommunications – 0.4%
Crown Subsea Communications Holding, Inc. 8.33% (CME Term SOFR 3 Month + 4.00%), 01/30/2031(n)		1,416	1,423,373
Lumen Technologies, Inc. 6.79% (CME Term SOFR 1 Month + 2.35%), 04/16/2029(n)		357	352,492
Zacapa S.a r.l. 8.05% (CME Term SOFR 3 Month + 3.75%), 03/22/2029(n)		2,073	2,077,903

			3,853,768

Consumer Cyclical - Automotive – 0.1%
MPH Acquisition Holdings LLC 9.44% (CME Term SOFR 1 Month + 5.00%), 01/31/2028(n)		1,025	929,504

Consumer Cyclical - Other – 0.0%
Weber-Stephen Products LLC 0% 10/30/27 7.69% (CME Term SOFR 1 Month + 3.25%),

	Principal Amount (000)		U.S. $ Value

10/30/2027(n)	U.S.$	507	$502,602

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 6.83% (CME Term SOFR 1 Month + 2.50%), 12/15/2027(n)		157	156,753

Consumer Cyclical - Retailers – 0.3%
Foundation Building Materials, Inc. 9.55% (CME Term SOFR 3 Month + 5.25%), 01/29/2031(n)		2,140	2,106,573
Great Outdoors Group LLC 7.58% (CME Term SOFR 1 Month + 3.25%), 01/23/2032(n)		465	463,531

			2,570,104

Consumer Non-Cyclical – 1.1%
Agiliti Health, Inc. 7.22% (CME Term SOFR 6 Month + 3.00%), 05/01/2030(d)(n)		837	809,092
7.30% (CME Term SOFR 3 Month + 3.00%), 05/01/2030(d)(n)		442	426,969
Gainwell Acquisition Corp. 8.40% (CME Term SOFR 3 Month + 4.00%), 10/01/2027(n)		1,184	1,138,904
ModivCare, Inc. 9.05% (CME Term SOFR 3 Month + 4.75%), 07/01/2031(n)		1,312	953,151
11.71% (CME Term SOFR 3 Month + 7.50%), 01/10/2026(n)		188	142,376
MPH Acquisition Holdings LLC 8.03% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(n)		343	337,423
Neptune Bidco US, Inc. 9.33% (CME Term SOFR 3 Month + 5.00%), 04/11/2029(n)		2,064	1,947,348
Opal Bidco SAS 7.54% (CME Term SOFR 3 Month + 3.25%), 04/28/2032(n)		847	849,914
PetSmart LLC 8.18% (CME Term SOFR 1 Month + 3.75%), 02/11/2028(n)		2,146	2,119,996
US Radiology Specialists, Inc. 9.05% (CME Term SOFR 3 Month + 4.75%), 12/15/2027(n)		1,902	1,904,427

			10,629,600

Other Industrial – 0.1%
American Tire Distributors, Inc. 14.75% (PRIME 3 Month + 7.25%), 10/20/2028(d)(n)		824	247,326
LTR Intermediate Holdings, Inc. 8.94% (CME Term SOFR 1 Month + 4.50%), 05/05/2028(n)		858	827,542

			1,074,868

Technology – 1.4%
Ascend Learning LLC 10.18% (CME Term SOFR 1 Month + 5.75%), 12/10/2029(n)		395	394,868
Boxer Parent Co., Inc. 7.33% (CME Term SOFR 3 Month + 3.00%), 07/30/2031(n)		1,460	1,449,858
Clover Holdings Ltd. 7.75% (FIXED 4 + 7.75%), 12/09/2031(d)		2,132	2,147,990
Clover Holdings SPV III LLC 15.00% (FIXED 4 + 15.00%), 12/09/2027(n)		152	150,303
Commscope, Inc. 12/17/2029(o)		2,178	2,201,446

	Principal Amount (000)		U.S. $ Value

Icon Parent Inc. 7.205% (CME Term SOFR 6 Month + 3.00%), 11/13/2031(n)	U.S.$	1,270	$1,270,859
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(d)(g)(h)(k)(n)		1,518	11,388
Peraton Corp. 8.18% (CME Term SOFR 1 Month + 3.75%), 02/01/2028(n)		1,783	1,569,824
12.18% (CME Term SOFR 3 Month + 7.75%), 02/01/2029(n)		1,020	708,900
Polaris Newco, LLC 8.29% (CME Term SOFR 3 Month + 3.75%), 06/02/2028(n)		2,127	2,070,485
Project Alpha Intermediate Holdings, Inc. 10.12% (CME Term SOFR 3 Month + 5.00%), 05/09/2033(d)(n)		1,240	1,230,700
Veritas US, Inc. 4.50% (PIK Interest 4 + 4.50%), 12/09/2029(n)		173	173,372
12.30% (CME Term SOFR 3 Month + 8.00%), 12/09/2029(n)		173	173,372

			13,553,365

Transportation - Airlines – 0.2%
AS Mileage Plan IP Ltd. 6.27% (CME Term SOFR 3 Month + 2.00%), 10/15/2031(n)		706	708,746
Delta Air Lines, Inc. 8.02% (CME Term SOFR 3 Month + 3.75%), 10/20/2027(n)		176	176,461
JetBlue Airways Corp. 9.07% (CME Term SOFR 3 Month + 4.75%), 08/27/2029(n)		1,334	1,246,721

			2,131,928

Transportation - Services – 0.2%
Third Coast Infrastructure LLC 8.58% (CME Term SOFR 1 Month + 4.25%), 09/25/2030(d)(n)		1,679	1,686,103

			46,889,440

Financial Institutions – 0.9%
Banking – 0.0%
Orbit Private Holdings I Ltd. 7.92% (CME Term SOFR 6 Month + 3.75%), 12/11/2028(n)		232	232,576

Brokerage – 0.2%
Jane Street Group LLC 6.33% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(n)		1,518	1,516,119

Financial Services – 0.2%
Colossus Acquireco LLC 06/11/2032(o)		700	694,925
Osttra Group Ltd. 05/20/2032(o)		990	992,970

			1,687,895

Insurance – 0.5%
AssuredPartners, Inc. 7.83% (CME Term SOFR 1 Month + 3.50%), 02/14/2031(n)		1,611	1,614,659
Asurion LLC 8.68% (CME Term SOFR 1 Month + 4.25%), 08/19/2028(n)		1,623	1,603,811
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 7.33% (CME Term SOFR 1 Month + 3.00%), 07/31/2031(n)		1,256	1,259,442

	Principal Amount (000)		U.S. $ Value

Truist Insurance Holdings 9.05% (CME Term SOFR 3 Month + 4.75%), 05/06/2032(n)	U.S.$	768	$776,590

			5,254,502

			8,691,092

Utility – 0.1%
Electric – 0.1%
Vistra Zero Operating Co. LLC 6.33% (CME Term SOFR 1 Month + 2.00%), 04/30/2031(n)		1,350	1,330,100

Total Bank Loans (cost $59,838,365)			56,910,632

EMERGING MARKETS - SOVEREIGNS – 2.7%
Angola – 0.5%
Angolan Government International Bond 8.00%, 11/26/2029(b)		2,750	2,488,750
8.25%, 05/09/2028(b)		200	188,850
9.50%, 11/12/2025(b)		2,578	2,584,445

			5,262,045

Argentina – 0.0%
Argentine Republic Government International Bond 0.75%, 07/09/2030(a)		175	139,059
4.125%, 07/09/2035(a)		480	322,020

			461,079

Dominican Republic – 0.4%
Dominican Republic International Bond 8.625%, 04/20/2027(b)		3,813	3,942,298

Ecuador – 0.2%
Ecuador Government International Bond 5.50%, 07/31/2035(a)(b)		2,378	1,727,602
6.90%, 07/31/2030(a)(b)		313	271,682

			1,999,284

Egypt – 0.3%
Egypt Government International Bond 7.625%, 05/29/2032(b)		310	286,905
8.625%, 02/04/2030(b)		2,140	2,162,470

			2,449,375

El Salvador – 0.1%
El Salvador Government International Bond 8.625%, 02/28/2029(b)		1,181	1,231,635

Guatemala – 0.0%
Guatemala Government Bond 6.05%, 08/06/2031(b)		420	426,720

Nigeria – 0.5%
Nigeria Government International Bond 6.125%, 09/28/2028(b)		3,772	3,590,491
6.50%, 11/28/2027(b)		822	813,780
7.14%, 02/23/2030(b)		721	685,174

			5,089,445

Senegal – 0.3%
Senegal Government International Bond Series 7Y 7.75%, 06/10/2031(b)		3,405	2,501,619

Turkey – 0.2%
Hazine Mustesarligi Varlik Kiralama AS 6.75%, 09/01/2030(b)		289	288,907

	Principal Amount (000)		U.S. $ Value

Turkiye Government International Bond Series 10Y 5.25%, 03/13/2030	U.S.$	1,334	$1,269,634

			1,558,541

Ukraine – 0.1%
Ukraine Government International Bond Zero Coupon, 02/01/2030(a)(b)		109	52,350
Zero Coupon, 02/01/2035(a)(b)		34	15,837
1.75%, 02/01/2029(a)(b)		1,012	623,376
1.75%, 02/01/2035(a)(b)		85	43,077
1.75%, 02/01/2036(a)(b)		159	78,900

			813,540

Uzbekistan – 0.1%
Republic of Uzbekistan International Bond 6.95%, 05/25/2032(b)		990	1,018,463

Total Emerging Markets - Sovereigns (cost $25,939,723)			26,754,044

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.9%
Risk Share Floating Rate – 1.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA3, Class B 13.77% (CME Term SOFR + 9.46%), 04/25/2028(i)		1,010	1,032,155
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.12% (CME Term SOFR + 5.81%), 04/25/2028(i)		691	702,350
Series 2016-C01, Class 1B 16.17% (CME Term SOFR + 11.86%), 08/25/2028(i)		668	708,875
Series 2016-C01, Class 2M2 11.37% (CME Term SOFR + 7.06%), 08/25/2028(i)		54	55,470
Series 2016-C02, Class 1B 16.67% (CME Term SOFR + 12.36%), 09/25/2028(i)		444	476,155
Series 2016-C02, Class 1M2 10.42% (CME Term SOFR + 6.11%), 09/25/2028(i)		102	104,379
Series 2016-C03, Class 1B 16.17% (CME Term SOFR + 11.86%), 10/25/2028(i)		370	397,736
Series 2016-C03, Class 2B 17.17% (CME Term SOFR + 12.86%), 10/25/2028(i)		628	680,902
Series 2016-C04, Class 1B 14.67% (CME Term SOFR + 10.36%), 01/25/2029(i)		1,469	1,589,245
Series 2016-C05, Class 2B 15.17% (CME Term SOFR + 10.86%), 01/25/2029(i)		1,801	1,956,876
Series 2016-C06, Class 1B 13.67% (CME Term SOFR + 9.36%), 04/25/2029(i)		1,269	1,377,282
Series 2016-C07, Class 2B 13.92% (CME Term SOFR + 9.61%), 05/25/2029(i)		1,546	1,675,174
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 9.92% (CME Term SOFR + 5.61%), 10/25/2025(b)(i)		324	334,779

	Principal Amount (000)		U.S. $ Value

Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 9.92% (CME Term SOFR + 5.61%), 11/25/2025(b)(i)	U.S.$	104	$108,508

			11,199,886

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-HY12, Class A5 4.28%, 08/25/2036		374	350,426
Series 2006-42, Class 1A6 6.00%, 01/25/2047		429	218,143
Series 2006-24CB, Class A15 5.75%, 08/25/2036(i)		458	225,106
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		477	322,738
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		453	234,313
Bear Stearns ARM Trust Series 2007-3, Class 1A1 4.25%, 05/25/2047		62	55,530
Series 2007-4, Class 22A1 4.32%, 06/25/2047		268	235,285
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		392	131,499
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.86%, 09/25/2047		74	66,501
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.74%, 03/25/2037		41	34,330
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		346	301,455
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		144	126,265
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		126	54,971
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-9, Class A4 4.18%, 10/25/2036		1,185	319,158
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.68%, 12/28/2037		212	192,792

			2,868,512

Non-Agency Floating Rate – 0.3%
Alternative Loan Trust Series 2007-7T2, Class A3 5.03% (CME Term SOFR 1 Month + 0.71%), 04/25/2037(i)		1,932	660,633
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 5.03% (CME Term SOFR 1 Month + 0.71%), 08/25/2037(i)		280	98,303
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A6 1.12% (5.44% - CME Term SOFR 1 Month), 04/25/2037(i)(p)		70	5,713
Series 2007-FA2, Class 1A10 4.68% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(i)		208	48,103
Lehman XS Trust Series 2007-10H, Class 2AIO 2.56% (6.89% - CME Term SOFR 1 Month), 07/25/2037(i)(p)		89	11,342

	Principal Amount (000)		U.S. $ Value

Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 2.12% (6.44% - CME Term SOFR 1 Month), 12/25/2036(i)(p)	U.S.$	1,427	$173,776
Wachovia Mortgage Loan Trust Series 2006-ALT1, Class A2 4.88% (CME Term SOFR 1 Month + 0.47%), 01/25/2037(i)		4,678	1,657,188

			2,655,058

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4767, Class KI 6.00%, 03/15/2048(q)		6,739	1,285,377
Federal Home Loan Mortgage Corp. Strips Series 247, Class 54 5.50%, 04/15/2036(q)		3,046	543,327

			1,828,704

Total Collateralized Mortgage Obligations (cost $23,042,843)			18,552,160

QUASI-SOVEREIGNS – 1.7%
Quasi-Sovereign Bonds – 1.7%
Azerbaijan – 0.1%
Southern Gas Corridor CJSC 6.875%, 03/24/2026(b)		1,045	1,055,523

Brazil – 0.1%
Caixa Economica Federal 5.625%, 05/13/2030(b)		655	655,000

Chile – 0.2%
Corp. Nacional del Cobre de Chile 5.95%, 01/08/2034(b)		979	997,356
6.44%, 01/26/2036(b)		453	472,706

			1,470,062

Mexico – 0.9%
Comision Federal de Electricidad 4.69%, 05/15/2029(b)		1,603	1,561,322
4.75%, 02/23/2027(b)		258	258,103
Petroleos Mexicanos 5.50%, 06/27/2044		1,116	746,604
5.625%, 01/23/2046		930	613,800
6.35%, 02/12/2048		676	470,429
6.375%, 01/23/2045		1,292	907,475
6.49%, 01/23/2027		463	459,759
6.50%, 01/23/2029		355	347,506
8.75%, 06/02/2029		3,763	3,889,525

			9,254,523

South Africa – 0.2%
Transnet SOC Ltd. 8.25%, 02/06/2028(b)		1,870	1,934,870

Trinidad and Tobago – 0.0%
Trinidad Generation UnLtd. 7.75%, 06/16/2033(b)		373	385,029

Turkey – 0.2%
TC Ziraat Bankasi AS 7.25%, 02/04/2030(b)		812	810,579
8.00%, 01/16/2029(b)		354	364,488
Turkiye Ihracat Kredi Bankasi AS 6.875%, 07/03/2028(b)		502	502,990
9.00%, 01/28/2027(b)		208	217,231

			1,895,288

Total Quasi-Sovereigns (cost $16,171,483)			16,650,295

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 1.6%
United States – 1.6%
U.S. Treasury Bonds 2.75%, 11/15/2042(r)	U.S.$	2,154	$1,641,836
5.00%, 05/15/2037(r)		1,824	1,938,499
5.25%, 02/15/2029(s)		320	336,500
6.125%, 11/15/2027(s)		1,000	1,052,305
U.S. Treasury Notes 2.25%, 02/15/2027(s)		10,811	10,545,500
2.875%, 08/15/2028(s)		606	591,234

Total Governments - Treasuries (cost $16,644,040)			16,105,874

COLLATERALIZED LOAN OBLIGATIONS – 1.6%
CLO - Floating Rate – 1.6%
AMMC CLO 25 Ltd. Series 2022-25A, Class ER 11.01% (CME Term SOFR 3 Month + 6.75%), 04/15/2035(b)(i)		5,000	4,979,735
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 6.54% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(b)(i)		2,358	2,360,069
Balboa Bay Loan Funding Ltd. Series 2021-2A, Class E 11.13% (CME Term SOFR 3 Month + 6.86%), 01/20/2035(b)(i)		1,000	981,199
Palmer Square CLO Ltd. Series 2021-3A, Class E 10.67% (CME Term SOFR 3 Month + 6.41%), 01/15/2035(b)(i)		4,100	4,073,863
Rad CLO 10 Ltd. Series 2021-10A, Class E 10.39% (CME Term SOFR 3 Month + 6.11%), 04/23/2034(b)(i)		750	748,946
Rad CLO 11 Ltd. Series 2021-11A, Class E 10.77% (CME Term SOFR 3 Month + 6.51%), 04/15/2034(b)(i)		355	354,867
Regatta XIX Funding Ltd. Series 2022-1A, Class E 11.15% (CME Term SOFR 3 Month + 6.88%), 04/20/2035(b)(i)		349	350,227
Sixth Street CLO XVIII Ltd. Series 2021-18A, Class E 11.03% (CME Term SOFR 3 Month + 6.76%), 04/20/2034(b)(i)		1,238	1,242,021
Sixth Street CLO XX Ltd. Series 2021-20A, Class E 10.68% (CME Term SOFR 3 Month + 6.41%), 10/20/2034(b)(i)		679	678,837

Total Collateralized Loan Obligations (cost $15,814,856)			15,769,764

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Colombia – 0.2%
Colombia Government International Bond 4.125%, 05/15/2051		1,058	603,811
7.375%, 04/25/2030		756	782,082
8.00%, 11/14/2035		464	466,900

			1,852,793

Hungary – 0.0%
Hungary Government International Bond 6.75%, 09/23/2055(b)		500	504,000

Panama – 0.1%
Panama Government International Bond 7.50%, 03/01/2031		447	475,608

	Principal Amount (000)		U.S. $ Value

Panama Notas del Tesoro 3.75%, 04/17/2026	U.S.$	468	$463,727

			939,335

Romania – 0.2%
Romanian Government International Bond 5.75%, 03/24/2035(b)		1,630	1,508,370
6.375%, 01/30/2034(b)		336	328,944

			1,837,314

Trinidad and Tobago – 0.0%
Trinidad & Tobago Government International Bond 4.50%, 08/04/2026(b)		240	236,880

Total Governments - Sovereign Bonds (cost $5,837,024)			5,370,322

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040		750	904,370
State of Illinois Series 2010 7.35%, 07/01/2035		1,505	1,608,763
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041(e)		1,435	1,291,667

Total Local Governments - US Municipal Bonds (cost $3,698,355)			3,804,800

EMERGING MARKETS - TREASURIES – 0.3%
Brazil – 0.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2035 (cost $2,367,728)		17,785	2,699,085

INFLATION-LINKED SECURITIES – 0.3%
Colombia – 0.3%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(e) (cost $3,179,902)		11,185,353	2,443,652

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Non-Agency Fixed Rate CMBS – 0.2%
Commercial Mortgage Trust Series 2012-CR3, Class F 4.29%, 10/15/2045(b)		41	2,382
Series 2013-LC6, Class D 3.86%, 01/10/2046(b)		350	335,755
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 5.15%, 06/15/2044(b)		722	696,855
Series 2014-C25, Class D 3.80%, 11/15/2047(b)		1,465	1,393,795

Total Commercial Mortgage-Backed Securities (cost $2,406,959)			2,428,787

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Floating Rate – 0.1%
Pagaya AI Debt Series 2024-S1, Class ABC 7.29%, 09/15/2031(b)(d)		1,430	1,444,668

Autos - Fixed Rate – 0.1%
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(b)		513	512,526

Total Asset-Backed Securities (cost $1,943,203)			1,957,194

Company	Shares		U.S. $ Value

COMMON STOCKS – 0.2%
Financial Institutions – 0.1%
Financial Services – 0.1%
Curo Group Holdings LLC(h)		161,756	$835,793

Industrials – 0.1%
Electrical Equipment – 0.1%
Exide Technologies(d)(g)(h)		643	281,634

Transportation Infrastructure – 0.0%
Spirit Aviation Holdings, Inc.(h)		51,326	256,117

			537,751

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(d)(g)(h)		838,296	1
CHC Group LLC(d)(g)(h)		21,009	4

			5

Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(g)(h)		49,249	163,508

			163,513

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
ATD New Holdings, Inc.(d)(g)(h)		20,185	0
K201640219 South Africa Ltd. - Class A(d)(g)(h)		12,695,187	13
K201640219 South Africa Ltd. - Class B(d)(g)(h)		2,009,762	2

			15

Diversified Consumer Services – 0.0%
AG Tracker(d)(g)(h)		68,037	0
CWT Travel Holdings, Inc.(d)(h)		3,766	15,064
Paysafe Ltd.(h)		10,709	135,147

			150,211

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(d)(g)(h)		3	0

			150,226

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(d)(g)		105,865	19,056

Total Common Stocks (cost $14,516,756)			1,706,339

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN AGENCIES – 0.1%
Kazakhstan – 0.1%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(b) (cost $518,290)	U.S.$	521	526,596

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Technology – 0.0%
Veritas US, Inc.(d)(e)(h) (cost $154,379)		7,516	169,110

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(d)(h) (cost $0)		10,721	13,133

Company	Shares			U.S. $ Value

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(t)(u)(v) (cost $18,179,506)		18,179,506		$18,179,506

	Principal Amount (000)

Time Deposits – 1.1%
BBH, New York 2.00%, 07/01/2025	NZD	2		1,002
Citibank, London 0.86%, 07/01/2025	EUR	939		1,106,574
3.17%, 07/01/2025	GBP	32		44,446
JPMorgan Chase, New York 3.68%, 07/01/2025	U.S.$	9,105		9,105,189
Nordea, Oslo 2.94%, 07/01/2025	NOK	1,738		172,440
Royal Bank of Canada, Toronto 1.55%, 07/02/2025	CAD	0	**	2
SEB, Stockholm 0.80%, 07/01/2025	SEK	0	**	10
Standard Chartered Bank, Johannesburg 5.16%, 07/01/2025	ZAR	1,880		106,200

Total Time Deposits (cost $10,535,863)				10,535,863

Total Short-Term Investments (cost $28,715,369)				28,715,369

Total Investments – 101.6% (cost $1,028,465,770)(w)				998,910,756
Other assets less liabilities – (1.6)%				(15,647,511)

Net Assets – 100.0%				$983,263,245

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	82	September 2025	$9,369,781	$206,086
U.S. T-Note 5 Yr (CBT) Futures	450	September 2025	49,050,000	682,031
Sold Contracts
U.S. Long Bond (CBT) Futures	67	September 2025	7,736,406	(196,102)
U.S. T-Note 2 Yr (CBT) Futures	7	September 2025	1,456,164	(5,797)
U.S. T-Note 10 Yr (CBT) Futures	225	September 2025	25,228,125	(417,828)
U.S. Ultra Bond (CBT) Futures	11	September 2025	1,310,375	(35,531)

				$232,859

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	13,431	USD	2,460	07/02/2025	$(12,129)
Bank of America NA	USD	2,415	BRL	13,431	07/02/2025	57,335
Bank of America NA	COP	138,879	USD	33	07/15/2025	(523)
Bank of America NA	USD	31	PEN	113	07/15/2025	1,234
Bank of America NA	KRW	49,492	USD	34	07/17/2025	(2,252)
Bank of America NA	USD	33	KRW	45,256	07/17/2025	801
Bank of America NA	BRL	13,077	USD	2,332	08/04/2025	(54,435)
Bank of America NA	USD	63	BRL	354	08/04/2025	1,473
Barclays Bank PLC	USD	33	INR	2,877	08/14/2025	62
BNP Paribas SA	PEN	131	USD	36	07/15/2025	(759)
BNP Paribas SA	USD	32	COP	134,124	07/15/2025	811
BNP Paribas SA	USD	37	KRW	52,518	07/17/2025	2,246

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	CHF	78	USD	96	07/09/2025	$(3,129)
Brown Brothers Harriman & Co.	EUR	3,706	USD	4,162	07/09/2025	(205,828)
Brown Brothers Harriman & Co.	USD	30	CHF	25	07/09/2025	464
Brown Brothers Harriman & Co.	USD	877	EUR	766	07/09/2025	25,790
Brown Brothers Harriman & Co.	GBP	464	USD	628	07/16/2025	(8,898)
Brown Brothers Harriman & Co.	USD	69	GBP	51	07/16/2025	1,418
Brown Brothers Harriman & Co.	SGD	101	USD	78	07/17/2025	(1,010)
Brown Brothers Harriman & Co.	CZK	1,079	USD	49	07/18/2025	(2,158)
Brown Brothers Harriman & Co.	HUF	18,106	USD	51	07/18/2025	(2,697)
Brown Brothers Harriman & Co.	PLN	310	USD	83	07/18/2025	(2,849)
Brown Brothers Harriman & Co.	USD	38	PLN	141	07/18/2025	1,287
Brown Brothers Harriman & Co.	USD	26	CNH	189	08/07/2025	108
Brown Brothers Harriman & Co.	USD	20	ZAR	361	08/07/2025	247
Brown Brothers Harriman & Co.	AUD	70	USD	46	08/21/2025	(398)
Brown Brothers Harriman & Co.	NZD	63	USD	38	08/21/2025	(104)
Brown Brothers Harriman & Co.	USD	61	NZD	100	08/21/2025	679
Brown Brothers Harriman & Co.	MXN	1,158	USD	61	08/22/2025	(835)
Brown Brothers Harriman & Co.	USD	31	MXN	602	08/22/2025	717
Brown Brothers Harriman & Co.	CAD	91	USD	67	08/28/2025	306
Brown Brothers Harriman & Co.	USD	48	CAD	66	08/28/2025	424
Brown Brothers Harriman & Co.	NOK	294	USD	29	09/04/2025	(84)
Brown Brothers Harriman & Co.	SEK	326	USD	34	09/04/2025	(173)
Brown Brothers Harriman & Co.	USD	88	NOK	889	09/04/2025	263
Brown Brothers Harriman & Co.	USD	25	SEK	237	09/04/2025	150
Citibank NA	BRL	868	USD	159	07/02/2025	(703)
Citibank NA	USD	157	BRL	868	07/02/2025	3,083
Citibank NA	GBP	3,143	USD	4,180	07/16/2025	(134,805)
Citibank NA	USD	2,156	GBP	1,621	07/16/2025	69,526
Citibank NA	KRW	48,028	USD	33	07/17/2025	(2,336)
Citibank NA	USD	36	IDR	614,473	07/24/2025	1,530
Citibank NA	BRL	868	USD	156	08/04/2025	(2,914)
HSBC Bank USA	EUR	934	USD	1,097	07/09/2025	(2,989)
HSBC Bank USA	PEN	63	USD	17	07/15/2025	(494)
HSBC Bank USA	TWD	1,176	USD	40	08/22/2025	(1,198)
JPMorgan Chase Bank NA	USD	34	IDR	572,875	07/24/2025	1,449
JPMorgan Chase Bank NA	USD	70	TWD	2,043	08/22/2025	1,551
Morgan Stanley Capital Services LLC	BRL	14,299	USD	2,514	07/02/2025	(117,895)
Morgan Stanley Capital Services LLC	USD	2,618	BRL	14,299	07/02/2025	14,273
Morgan Stanley Capital Services LLC	EUR	51,609	USD	58,860	07/09/2025	(1,960,980)
Morgan Stanley Capital Services LLC	COP	10,664,024	USD	2,489	07/15/2025	(116,303)
Morgan Stanley Capital Services LLC	USD	48	CLP	45,305	07/15/2025	626
Morgan Stanley Capital Services LLC	USD	64	COP	275,547	07/15/2025	3,005
Morgan Stanley Capital Services LLC	USD	32	KRW	42,977	07/17/2025	(18)
UBS AG	USD	1,818	CAD	2,454	08/28/2025	(10,485)

						$(2,458,523)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
United Mexican States, 4.150%, 03/28/2027, 06/20/2030*	1.00%	Quarterly	1.07%	USD	2,440	$7,440	$40,086	$(32,646)
Sale Contracts
CDX-NAHY Series 44, 5 Year Index, 6/20/2030*	5.00	Quarterly	3.18	USD	67,140	5,150,391	2,709,185	2,441,206
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00	Quarterly	17.22	USD	140	(46,803)	(17,162)	(29,641)
iTraxx-XOVER Series 43, 5 Year Index, 6/20/2030*	5.00	Quarterly	2.83	EUR	46,230	5,150,678	3,958,001	1,192,677

						$10,261,706	$6,690,110	$3,571,596

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	10	12/30/2034	1 Day SOFR	4.141%	Annual	$363	$—	$363

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at June 30, 2025
Barclays Capital, Inc.†	USD	1,290	2.50%	—	$1,291,792
Barclays Capital, Inc.†	USD	977	2.75	—	978,367
Barclays Capital, Inc.†	USD	507	3.00	—	508,433
Barclays Capital, Inc.†	USD	1,096	4.00	—	1,103,143
Clear Street LLC†	USD	836	3.75	—	838,022
Jefferies LLC†	USD	586	2.50	—	587,206
Jefferies LLC	USD	1,413	4.00	7/09/2025	1,413,293
Nomura UK†	USD	502	0.50	—	502,558
Nomura UK†	USD	923	3.75	—	926,440
Standard Chartered Bank†	USD	1,412	3.25	—	1,415,561
Standard Chartered Bank	USD	275	4.00	7/03/2025	275,163

					$9,839,978

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2025.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non-Investment Grade	$3,373,302	$-0-	$-0-	$-0-	$3,373,302
Corporates - Investment Grade	3,682,581	1,413,293	-0-	-0-	5,095,874
Emerging Markets - Corporate Bonds	1,095,639	275,163	-0-	-0-	1,370,802

Total	$8,151,522	$1,688,456	$-0-	$-0-	$9,839,978

**	Principal amount less than 500.
(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2025.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $728,129,272 or 74.05% of net assets.

(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2025.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.79% of net assets as of June 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Altice France Holding SA 10.50%, 05/15/2027	07/20/2023	$1,646,459	$941,241	0.10%
Altice France SA 3.375%, 01/15/2028	08/17/2022	819,219	864,703	0.09%
Altice France SA 5.125%, 01/15/2029	03/20/2024	305,217	328,812	0.03%
Altice France SA 5.125%, 07/15/2029	04/13/2021 - 12/02/2024	5,093,331	4,984,753	0.51%
Altice France SA 5.50%, 01/15/2028	09/25/2023 - 02/28/2025	1,376,598	1,393,994	0.14%
Altice France SA 5.50%, 10/15/2029	09/21/2023 - 12/02/2024	1,403,610	1,512,819	0.15%
Altice France SA 8.125%, 02/01/2027	08/29/2018 - 06/10/2024	1,245,284	1,253,805	0.13%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00%, 06/15/2027	06/01/2022 - 04/02/2024	1,147,007	1,157,896	0.12%
BBFI Liquidating Trust Zero Coupon, 12/30/2099	01/18/2013 - 06/17/2022	669,180	-0-	0.00%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/14/2023	13,326	964	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	-0-	-0-	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	-0-	-0-	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	3,179,902	2,443,652	0.25%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2022	1,100,178	-0-	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017 - 06/30/2022	770,975	-0-	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	05/15/2013 - 02/19/2015	2,295,760	-0-	0.00%
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026	07/21/2022 - 06/04/2024	1,241,240	1,140,519	0.12%
Veritas US, Inc.	12/09/2024	154,379	169,110	0.02%
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041	08/03/2021	1,435,000	1,291,667	0.13%

(f)	Defaulted matured security.
(g)	Fair valued by the Adviser.
(h)	Non-income producing security.
(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2025.
(j)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(k)	Defaulted.
(l)	Escrow Shares.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at June 30, 2025.
(o)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(p)	Inverse interest only security.
(q)	IO - Interest Only.
(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(s)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(t)	The rate shown represents the 7-day yield as of period end.
(u)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(v)	Affiliated investments.
(w)

As of June 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $31,772,642 and gross unrealized depreciation of investments was $(59,981,361), resulting in net unrealized depreciation of $(28,208,719).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

AD – Assessment District

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CJSC – Closed Joint Stock Company

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CVR – Contingent Value Right

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

REIT – Real Estate Investment Trust

REMICS – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

June 30, 2025 (unaudited)

65.3%	United States
3.3%	France
3.0%	United Kingdom
2.9%	Canada
1.9%	Brazil
1.7%	Mexico
1.3%	Italy
1.3%	Spain
1.1%	Germany
1.1%	Colombia
0.9%	India
0.9%	Luxembourg
0.9%	Turkey
11.5%	Other
2.9%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following: Angola, Argentina, Australia, Austria, Azerbaijan, Cayman Islands, Chile, China, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Guatemala, Hong Kong, Hungary, Indonesia, Ireland, Israel, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Kuwait, Macau, Malaysia, Morocco, Netherlands, Nigeria, Norway, Panama, Peru, Puerto Rico, Romania, Senegal, Serbia, Slovenia, South Africa, Switzerland, Trinidad and Tobago, Ukraine, Uzbekistan and Zambia.

AB Global High Income Fund

June 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$593,416,205	$6,031,805	#	$599,448,010
Corporates - Investment Grade	-0-	139,995,122	-0-		139,995,122
Emerging Markets - Corporate Bonds	-0-	58,889,504	964	#	58,890,468
Bank Loans	-0-	49,138,864	7,771,768		56,910,632
Emerging Markets - Sovereigns	-0-	26,754,044	-0-		26,754,044
Collateralized Mortgage Obligations	-0-	18,552,160	-0-		18,552,160
Quasi-Sovereigns	-0-	16,650,295	-0-		16,650,295
Governments - Treasuries	-0-	16,105,874	-0-		16,105,874
Collateralized Loan Obligations	-0-	15,769,764	-0-		15,769,764
Governments - Sovereign Bonds	-0-	5,370,322	-0-		5,370,322
Local Governments - US Municipal Bonds	-0-	3,804,800	-0-		3,804,800
Emerging Markets - Treasuries	-0-	2,699,085	-0-		2,699,085
Inflation-Linked Securities	-0-	2,443,652	-0-		2,443,652
Commercial Mortgage-Backed Securities	-0-	2,428,787	-0-		2,428,787
Asset-Backed Securities	-0-	512,526	1,444,668		1,957,194
Common Stocks	554,772	835,793	315,774	#	1,706,339
Governments - Sovereign Agencies	-0-	526,596	-0-		526,596
Preferred Stocks	-0-	-0-	169,110		169,110
Rights	-0-	-0-	13,133		13,133
Short-Term Investments:
Investment Companies	18,179,506	-0-	-0-		18,179,506
Time Deposits	10,535,863	-0-	-0-		10,535,863

Total Investments in Securities	29,270,141	953,893,393	15,747,222		998,910,756
Other Financial Instruments*:
Assets
Futures	888,117	-0-	-0-		888,117
Forward Currency Exchange Contracts	-0-	190,858	-0-		190,858
Centrally Cleared Credit Default Swaps	-0-	10,308,509	-0-		10,308,509
Centrally Cleared Interest Rate Swaps	-0-	363	-0-		363
Liabilities
Futures	(655,258)	-0-	-0-		(655,258)
Forward Currency Exchange Contracts	-0-	(2,649,381)	-0-		(2,649,381)
Centrally Cleared Credit Default Swaps	-0-	(46,803)	-0-		(46,803)

Total	$29,503,000	$961,696,939	$15,747,222		$1,006,947,161

#	The Fund held securities with zero market value at period end.
*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Emerging Markets - Corporate Bonds#	Bank Loans	Asset-Backed Securities
Balance as of 03/31/25	$5,422,586	$225,084	$9,862,336	$1,714,655
Accrued discounts/(premiums)	20,571	1,448	-0-	-0-
Realized gain (loss)	(238,969)	(3,639,414)	(1,222,520)	-0-
Change in unrealized appreciation (depreciation)	129,495	3,470,067	914,075	(15,187)
Purchases	761,758	-0-	-0-	-0-
Sales/Paydowns	(63,636)	(56,221)	(298,403)	(254,800)
Transfers into Level 3*	-0-	-0-	3,070,136	-0-
Transfers out of Level 3^	-0-	-0-	(4,553,856)	-0-

Balance as of 06/30/25	$6,031,805	$964	$7,771,768	$1,444,668

Net change in unrealized appreciation (depreciation) from investments held as of 06/30/25	$(110,512)	$(224,953)	$912,377	$(15,187)

	Common Stocks#	Preferred Stocks	Rights	Total
Balance as of 03/31/25	$1,705,166	$172,868	$13,133	$19,115,828
Accrued discounts/(premiums)	-0-	-0-	-0-	22,019
Realized gain (loss)	-0-	-0-	-0-	(5,100,903)
Change in unrealized appreciation (depreciation)	170,031	(3,758)	-0-	4,664,723
Purchases	-0-	-0-	-0-	761,758
Sales/Paydowns	-0-	-0-	-0-	(673,060)
Transfers into Level 3*	-0-	-0-	-0-	3,070,136
Transfers out of Level 3^	(1,559,423)	-0-	-0-	(6,113,279)

Balance as of 06/30/25	$315,774	$169,110	$13,133	$15,747,222

Net change in unrealized appreciation (depreciation) from investments held as of 06/30/25	$170,031	$(3,758)	$-0-	$727,998

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.
*	Amounts were transferred into Level 3 as the observability of price inputs has decreased during the reporting period.
^	Amounts were transferred out of Level 3 as the observability of price inputs has increased during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2025. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 06/30/25	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$-0-	Qualitative Assessment		$0.00
	$2,053,317	Discounted Cash Flow	Discount Rate	13.48% to 14.48%

	$2,053,317

Emerging Markets - Corporate Bonds.	$-0-	Recovery	Expected Sale Price	$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$-0-

Common Stocks	$281,634	Guideline Public Company, Discounted Cash Flow, and Optional Value	Asset Value	$438.00
	$1	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$281,635

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Expected Sale Price and Asset Value in isolation would be expected to result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in Discount Rate in isolation would be expected to result in a significantly lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2025 is as follows:

Fund	Market Value 3/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,946	$77,196	$62,962	$18,180	$149